                           NYLIAC SEMI-ANNUAL REPORT
                            VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                        VARIABLE UNIVERSAL LIFE PROVIDER
                                   UNAUDITED

                                 JUNE 30, 2003

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries and Tables of Policy Values...........       5

NYLIAC Variable Universal Life Separate Account - I
  Financial Statements......................................      25
  Statement of Assets and Liabilities.......................      26
  Statement of Operations...................................      34
  Statement of Changes in Net Assets........................      38
  Notes to Financial Statements.............................      44

The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................     M-1
  Definitions of Indices....................................     M-2
  Portfolio Managers' Comments..............................     M-4
  Bond--Initial Class.......................................    M-48
  Capital Appreciation--Initial Class.......................    M-54
  Cash Management...........................................    M-58
  Convertible--Initial Class................................    M-63
  Equity Income--Initial Class..............................    M-71
  Government--Initial Class.................................    M-75
  Growth Equity--Initial Class..............................    M-80
  High Yield Corporate Bond--Initial Class..................    M-85
  Indexed Equity--Initial Class.............................    M-98
  International Equity--Initial Class.......................   M-107
  Mid Cap Core--Initial Class...............................   M-112
  Mid Cap Growth--Initial Class.............................   M-121
  Small Cap Growth--Initial Class...........................   M-125
  Total Return--Initial Class...............................   M-130
  Value--Initial Class......................................   M-140
  American Century Income & Growth--Initial Class...........   M-144
  Dreyfus Large Company Value--Initial Class................   M-150
  Eagle Asset Management Growth Equity--Initial Class.......   M-154
  Lord Abbett Developing Growth--Initial Class*.............   M-158
  Notes to Financial Statements.............................   M-163

The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
T. Rowe Price Equity Income Portfolio
Van Kampen UIF Emerging Markets Equity--Class I

* The MainStay VP Lord Abbett Developing Growth--Initial Class is not available under the VUL, VUL 2000, VUL Provider, SVUL and SPVUL policies.

IMPORTANT CHANGES TO INVESTMENT DIVISIONS--SUPPLEMENTS TO MAY 1, 2003
PROSPECTUSES

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Semi-Annual Report for the NYLIAC Variable Universal Life policies for the period ended June 30, 2003.

The international scene dominated the headlines in the first half of 2003. Unprecedented media access brought all of us to the front lines of the war in Iraq. The SARS epidemic added yet another blow to the already reeling airline and tourism industry. And we watched as the administration continued the difficult task of encouraging peace in the Middle East while simultaneously shoring up efforts on the home front to protect against terrorism.

Although the political and economic horizons remain clouded, a spark of optimism has had a positive effect on the markets, and stock indices have begun to move slowly upward. However, in late June, the Federal Reserve lowered interest rates yet again, expressing a concern that it is still too early to say whether the economy is on the road to sustained recovery.

We at New York Life Insurance and Annuity Corporation (NYLIAC), and its parent New York Life Insurance Company, remain committed to helping you plan for the future. Our core values of financial strength, integrity and humanity, which have guided us through the economic ups and downs for more than a century and a half, continue to form the foundation of our actions. We have never failed to meet any of our obligations -- that's our number one priority.

NYLIAC variable policies can help you with your long-term financial goals. They offer a variety of investment divisions(1) and features to assist you in developing a diversified and disciplined investment strategy to help you to meet your objectives.

This Semi-Annual Report is an excellent source of information on the investment allocations available in your policy. It provides performance data and separate account financial statements, along with portfolio manager commentaries and individual portfolio holdings for each of the investment divisions in your policy. I encourage you to get in touch with your registered representative to discuss your policy. He or she can explain the options available to you to help protect your financial future.

We know there are other companies that offer similar products. We appreciate the trust you've placed in us.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1)
 The investment divisions offered through the NYLIAC Variable Universal Life
 (VUL), Variable Universal Life 2000 (VUL 2000), Survivorship Variable Universal Life (SVUL), Single Premium Variable Universal Life (SPVUL) and Variable Universal Life Provider insurance policies are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

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                                       4

NYLIAC VARIABLE UNIVERSAL LIFE AND
SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SERIES 1)(1) PERFORMANCE SUMMARY(2):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2003(3)

                                                   INVESTMENT                                                SINCE
                                                    DIVISION     YEAR                                      INVESTMENT
                                                   INCEPTION      TO        1       3        5      10      DIVISION
INVESTMENT DIVISIONS(4)                             DATE(5)      DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   05/25/00     11.18%   (0.49)%  (9.36)%  N/A     N/A       (8.52)%
  Bond--Initial Class                               06/16/94      3.73    11.16     9.11   6.34%    N/A        6.88
  Capital Appreciation--Initial Class               12/23/93     10.11    (6.81)  (20.54)  (5.93)   N/A        5.43
  Cash Management--Current yield as of June 30,
    2003 is -0.06%(6)                               12/06/93      0.03     0.25     2.17   3.07     N/A        3.61
  Convertible--Initial Class                        10/15/96      9.08     6.22    (4.71)  4.38     N/A        7.05
  Dreyfus Large Company Value--Initial Class        06/15/00      9.48    (5.02)   (4.44)   N/A     N/A       (6.17)
  Eagle Asset Management Growth Equity--Initial
    Class                                           05/23/00     12.69    (2.35)  (19.06)   N/A     N/A      (14.44)
  Equity Income--Initial Class                      07/02/01      6.78    (9.23)     N/A    N/A     N/A       (5.49)
  Government--Initial Class                         12/16/93      2.36     8.35     8.18   6.04     N/A        5.96
  Growth Equity--Initial Class                      06/07/94      9.05    (5.67)  (14.00)  (1.91)   N/A        8.69
  High Yield Corporate Bond--Initial Class          05/01/95     20.52    22.49     5.39   5.27     N/A        8.47
  Indexed Equity--Initial Class                     01/03/94     11.19    (0.53)  (11.96)  (2.49)   N/A        9.57
  International Equity--Initial Class               05/01/95      8.79    (2.69)   (7.56)  (1.15)   N/A        3.84
  Mid Cap Core--Initial Class                       07/02/01     12.12    (1.51)     N/A    N/A     N/A       (4.64)
  Mid Cap Growth--Initial Class                     07/02/01     20.05    (8.53)     N/A    N/A     N/A      (11.90)
  Small Cap Growth--Initial Class                   07/02/01    (15.21)   (3.72)     N/A    N/A     N/A      (10.52)
  Total Return--Initial Class                       12/17/93      8.46     1.98    (9.35)  (0.36)   N/A        6.28
  Value--Initial Class                              05/01/95      7.55    (9.73)   (0.02)  (1.38)   N/A        6.57
Alger American Small Capitalization--Class O
  Shares                                            10/21/96     15.00    (1.40)  (24.65)  (9.21)   N/A       (4.31)
Calvert Social Balanced                             11/12/96      8.62     3.24    (6.29)  (0.25)   N/A        3.88
Dreyfus IP Technology Growth--Initial Shares        07/01/01     24.44     5.16      N/A    N/A     N/A      (14.64)
Fidelity(R) VIP Contrafund(R)--Initial Class        10/21/96      9.20    (0.58)   (6.87)  1.69     N/A        7.48
Fidelity(R) VIP Equity-Income--Initial Class        10/21/96     10.32    (2.71)   (1.58)  (0.35)   N/A        5.48
Janus Aspen Series Balanced--Institutional Shares   10/21/96      5.92     1.99    (3.42)  5.33     N/A        9.78
Janus Aspen Series Worldwide
  Growth--Institutional Shares                      10/18/96      6.26    (9.30)  (20.71)  (3.49)   N/A        4.26
T. Rowe Price Equity Income Portfolio               06/12/00      8.84    (2.24)    3.10    N/A     N/A        1.34
Van Kampen UIF Emerging Markets Equity--Class I     10/21/96     11.37    (1.43)  (15.75)  (0.41)   N/A       (2.85)
---------------------------------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

(1)
 Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2)
 Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the deduction of the policy's current mortality and expense risk charge (0.60%), the administration fee (0.10%) and the total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, the charge per $1,000 (applicable to SVUL Policies only) and state and federal tax charges. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(3)
 The values shown are unaudited.

(4)
 The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(5)
 Performance is calculated as of the initial date deposits were received in each Investment Division of the NYLIAC VUL Separate Account-1. For periods prior to June 5, 1998, when the Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the Survivorship Variable Universal Life Policies, which they were not.

(6)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC VUL and SVUL Policy Values pages.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is authorized for distribution to the general public only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. Read the prospectus carefully before investing.

NYLIAC VUL POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISIONS                                   DATE(1)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00      $1,814           $  836          $4,788           $3,731
 Bond--Initial Class                                  05/01/94       2,488            1,510           8,043            6,986
 Capital Appreciation--Initial Class                  11/15/93       1,703              725           3,997            2,940
 Cash Management(2)                                   11/15/93       2,291            1,313           7,022            5,965
 Convertible--Initial Class                           10/01/96       2,156            1,178           5,964            4,907
 Dreyfus Large Company Value--Initial Class           06/15/00       1,702              724           4,880            3,823
 Eagle Asset Management Growth Equity--Initial Class  05/23/00       1,762              784           4,171            3,114
 Equity Income--Initial Class                         07/02/01       1,727              749             N/A              N/A
 Government--Initial Class                            11/15/93       2,459            1,481           7,904            6,847
 Growth Equity--Initial Class                         05/01/94       1,782              804           4,451            3,394
 High Yield Corporate Bond--Initial Class             05/01/95       2,358            1,380           7,204            6,147
 Indexed Equity--Initial Class                        11/15/93       1,830              852           4,670            3,613
 International Equity--Initial Class                  05/01/95       1,859              881           5,311            4,254
 Mid Cap Core--Initial Class                          07/02/01       1,835              857             N/A              N/A
 Mid Cap Growth--Initial Class                        07/02/01       1,531              553             N/A              N/A
 Small Cap Growth--Initial Class                      07/02/01       1,668              690             N/A              N/A
 Total Return--Initial Class                          11/15/93       2,007            1,029           5,298            4,241
 Value--Initial Class                                 05/01/95       1,669              691           5,078            4,021
Alger American Small Capitalization--Class O Shares   10/01/96       1,786              808           4,017            2,960
Calvert Social Balanced                               10/01/96       2,058            1,080           5,579            4,522
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99       1,701              723             N/A              N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       1,923              945           5,400            4,343
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       1,737              759           5,060            4,003
Janus Aspen Series Balanced--Institutional Shares     10/01/96       2,102            1,124           6,020            4,963
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96       1,617              639           3,796            2,739
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       1,652              674           4,517            3,460
T. Rowe Price Equity Income Portfolio                 06/12/00       1,773              795           5,563            4,506
---------------------------------------------------------------------------------------------------------------------------------

The VUL Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending June 30, 2003. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges, which include a sales expense charge (5%), state tax (2%), federal tax (1.25%), monthly contract charges ($7), deferred first year contract charge ($228), cost of insurance, separate account charges for mortality and expense risk (0.60%), administration fee (0.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                    DATE(1)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00          N/A             N/A          $ 7,017         $ 5,810
 Bond--Initial Class                                  05/01/94      $13,964         $12,607           30,971          30,061
 Capital Appreciation--Initial Class                  11/15/93        6,856           5,499           19,915          19,004
 Cash Management(2)                                   11/15/93       12,138          10,781           26,327          25,416
 Convertible--Initial Class                           10/01/96       10,923           9,566           17,810          16,444
 Dreyfus Large Company Value--Initial Class           06/15/00          N/A             N/A            5,123           4,066
 Eagle Asset Management Growth Equity--Initial Class  05/23/00          N/A             N/A            6,422           5,215
 Equity Income--Initial Class                         07/02/01          N/A             N/A            3,612           2,705
 Government--Initial Class                            11/15/93       13,800          12,443           30,654          29,743
 Growth Equity--Initial Class                         05/01/94        7,945           6,588           23,758          22,847
 High Yield Corporate Bond--Initial Class             05/01/95       12,175          10,818           24,691          23,629
 Indexed Equity--Initial Class                        11/15/93        7,985           6,628           25,387          24,477
 International Equity--Initial Class                  05/01/95        8,978           7,621           18,143          17,081
 Mid Cap Core--Initial Class                          07/02/01          N/A             N/A            3,721           2,814
 Mid Cap Growth--Initial Class                        07/02/01          N/A             N/A            3,217           2,310
 Small Cap Growth--Initial Class                      07/02/01          N/A             N/A            3,379           2,472
 Total Return--Initial Class                          11/15/93        9,270           7,913           24,446          23,535
 Value--Initial Class                                 05/01/95        8,586           7,229           19,271          18,209
Alger American Small Capitalization--Class O Shares   10/01/96        6,453           5,096           10,520           9,155
Calvert Social Balanced                               10/01/96        9,556           8,199           14,954          13,588
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99          N/A             N/A            3,263           2,356
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96        9,628           8,271           16,236          14,871
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96        8,619           7,262           14,861          13,495
Janus Aspen Series Balanced--Institutional Shares     10/01/96       11,214           9,857           18,818          17,453
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96        7,025           5,668           12,927          11,561
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96        7,873           6,516           12,974          11,608
T. Rowe Price Equity Income Portfolio                 06/12/00          N/A             N/A            5,817           4,760
---------------------------------------------------------------------------------------------------------------------------------

(1)
 Unlike the Performance Summary, VUL Policy Values are calculated as of the date that each Investment Division was added to NYLIAC VUL Separate Account-I.

(2)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

This is not valid unless accompanied by the NYLIAC Variable Universal Life (VUL) Performance Summary.

NYLIAC SVUL SERIES 1(1) POLICY VALUES:
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                       PAST ONE YEAR                   PAST THREE YEARS
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class   05/25/00      $13,088         $10,556          $29,222         $26,690
 Bond--Initial Class                               05/01/94       13,459          10,927           44,811          42,279
 Capital Appreciation--Initial Class               11/15/93       12,009           9,477           27,295          24,762
 Cash Management(3)                                11/15/93       12,203           9,671           38,584          36,051
 Convertible--Initial Class                        10/01/96       13,463          10,930           36,616          34,084
 Dreyfus Large Company Value--Initial Class        06/15/00       12,395           9,862           33,668          31,135
 Eagle Asset Management Growth Equity--Initial
   Class                                           05/23/00       12,464           9,931           28,385          25,852
 Equity Income--Initial Class                      07/02/01       12,093           9,561              N/A             N/A
 Government--Initial Class                         11/15/93       13,098          10,566           43,746          41,214
 Growth Equity--Initial Class                      05/01/94       12,247           9,714           29,891          27,359
 High Yield Corporate Bond--Initial Class          05/01/95       15,206          12,673           45,736          43,203
 Indexed Equity--Initial Class                     11/15/93       13,035          10,503           31,838          29,306
 International Equity--Initial Class               05/01/95       12,669          10,136           35,269          32,737
 Mid Cap Core--Initial Class                       07/02/01       13,285          10,753              N/A             N/A
 Mid Cap Growth--Initial Class                     07/02/01       12,343           9,811              N/A             N/A
 Small Cap Growth--Initial Class                   07/02/01       13,463          10,931              N/A             N/A
 Total Return--Initial Class                       11/15/93       12,840          10,307           33,301          30,768
 Value--Initial Class                              05/01/95       11,832           9,300           34,867          32,334
Alger American Small Capitalization--Class O
  Shares                                           10/01/96       13,535          11,003           28,686          26,154
Calvert Social Balanced                            10/01/96       13,056          10,524           34,849          32,317
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                           08/31/99       12,724          10,192              N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class       10/01/96       13,096          10,563           35,332          32,799
Fidelity(R) VIP Equity-Income--Initial Class       10/01/96       12,794          10,262           35,754          33,222
Janus Aspen Series Balanced--Institutional Shares  10/01/96       12,849          10,317           36,405          33,872
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     10/01/96       11,838           9,305           26,909          24,377
Van Kampen UIF Emerging Markets Equity--Class I    10/01/96       11,666           9,134           31,468          28,936
T. Rowe Price Equity Income Portfolio              06/12/00       12,930          10,398           38,354          35,822
------------------------------------------------------------------------------------------------------------------------------

The table above is designed to demonstrate how the actual investment experience of NYLIAC's Variable Universal Life Separate Account I would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending June 30, 2003. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment Division. It also assumes that the insured combination is a male, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Variable Universal Life Separate Account I.

Current charges, which include a sales expense charge (years 1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), state tax charge (2%), federal tax charge (1.25%), monthly contract charge (year 1: $59/month; years 2+:
$9/month), charge per $1,000 of initial face amount (years 1-3: $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today.

Guaranteed charges represent the amount we have the right to charge.

                                                                      PAST FIVE YEARS                  SINCE INCEPTION
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class  05/25/00          N/A             N/A         $ 45,451         $ 42,918
  Bond--Initial Class                              05/01/94      $79,928         $77,396          181,058          179,539
  Capital Appreciation--Initial Class              11/15/93       44,115          41,583          130,512          128,993
  Cash Management(3)                               11/15/93       68,367          65,834          152,236          150,717
  Convertible--Initial Class                       10/01/96       66,999          64,466          109,310          107,031
  Dreyfus Large Company Value--Initial Class       06/15/00          N/A             N/A           45,552           43,020
  Eagle Asset Management Growth Equity--Initial
    Class                                          05/23/00          N/A             N/A           41,797           39,264
  Equity Income--Initial Class                     07/02/01          N/A             N/A           23,561           21,028
  Government--Initial Class                        11/15/93       78,348          75,815          179,940          178,420
  Growth Equity--Initial Class                     05/01/94       51,411          48,879          151,546          150,026
  High Yield Corporate Bond--Initial Class         05/01/95       78,535          76,002          157,720          155,947
  Indexed Equity--Initial Class                    11/15/93       52,348          49,816          166,704          165,184
  International Equity--Initial Class              05/01/95       59,321          56,789          120,340          118,567
  Mid Cap Core--Initial Class                      07/02/01          N/A             N/A           24,550           22,017
  Mid Cap Growth--Initial Class                    07/02/01          N/A             N/A           22,760           20,227
  Small Cap Growth--Initial Class                  07/02/01          N/A             N/A           23,729           21,197
  Total Return--Initial Class                      11/15/93       56,444          53,912          154,121          152,601
  Value--Initial Class                             05/01/95       58,487          55,955          124,325          122,552
Alger American Small Capitalization--Class O
  Shares                                           10/01/96       44,186          41,654           69,785           67,506
Calvert Social Balanced                            10/01/96       59,494          56,961           93,539           91,260
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                           08/31/99          N/A             N/A           23,702           21,169
Fidelity(R) VIP Contrafund(R)--Initial Class       10/01/96       60,984          58,451          102,441          100,162
Fidelity(R) VIP Equity-Income--Initial Class       10/01/96       59,776          57,243           98,475           96,196
Janus Aspen Series Balanced--Institutional Shares  10/01/96       66,528          63,995          113,821          111,541
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     10/01/96       47,451          44,918           84,424           82,145
Van Kampen UIF Emerging Markets Equity--Class I    10/01/96       48,573          46,040           88,618           86,339
T. Rowe Price Equity Income Portfolio              06/12/00          N/A             N/A           50,233           47,701
------------------------------------------------------------------------------------------------------------------------------

(1)
 Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2)
 Values are calculated as of the date that each Investment Division was added to the NYLIAC Variable Universal Life Separate Account I. NYLIAC SVUL was first offered on June 5, 1998. For the period from the Inception Date until June 5, 1998, values assume that the NYLIAC SVUL policy was available, which it was not.

(3)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life (SVUL) Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000 (SERIES 1)(1) AND
SINGLE PREMIUM VARIABLE UNIVERSAL LIFE (SERIES 1)(1) PERFORMANCE SUMMARY(2):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2003(3)

                                                   INVESTMENT                                                SINCE
                                                    DIVISION                                               INVESTMENT
                                                   INCEPTION    YEAR TO     1       3        5      10      DIVISION
INVESTMENT DIVISIONS(4)                             DATE(5)      DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   05/01/98     11.29%   (0.29)%  (9.17)% (1.88)%  N/A       (1.57)%
  Bond--Initial Class                               01/23/84      3.83    11.39     9.33   6.55    6.30%       8.73
  Capital Appreciation--Initial Class               01/29/93     10.22    (6.62)  (20.39)  (5.74)  6.26        6.76
  Cash Management--Current yield as of June 30,
    2003 is 0.11%(6)                                01/29/93      0.13     0.45     2.38   3.28    3.75        3.68
  Convertible--Initial Class                        10/01/96      9.19     6.43    (4.52)  4.59     N/A        7.32
  Dreyfus Large Company Value--Initial Class        05/01/98      9.59    (4.83)   (4.25)  (1.11)   N/A       (1.54)
  Eagle Asset Management Growth Equity--Initial
    Class                                           05/01/98     12.80    (2.15)  (18.90)  1.66     N/A        2.90
  Equity Income--Initial Class                      07/02/01      6.88    (9.05)     N/A    N/A     N/A       (5.29)
  Government--Initial Class                         01/29/93      2.46     8.57     8.40   6.26    6.06        6.14
  Growth Equity--Initial Class                      01/23/84      9.16    (5.48)  (13.83)  (1.71)  8.61        9.74
  High Yield Corporate Bond--Initial Class          05/01/95     20.63    22.74     5.60   5.48     N/A        8.69
  Indexed Equity--Initial Class                     01/29/93     11.30    (0.33)  (11.79)  (2.29)  9.13        9.10
  International Equity--Initial Class               05/01/95      8.90    (2.49)   (7.37)  (0.95)   N/A        4.05
  Mid Cap Core--Initial Class                       07/02/01     12.24    (1.32)     N/A    N/A     N/A       (4.44)
  Mid Cap Growth--Initial Class                     07/02/01     20.17    (8.34)     N/A    N/A     N/A      (11.69)
  Small Cap Growth--Initial Class                   07/02/01     15.33    (3.53)     N/A    N/A     N/A      (10.32)
  Total Return--Initial Class                       01/29/93      8.57     2.18    (9.17)  (0.16)  6.77        7.13
  Value--Initial Class                              05/01/95      7.66    (9.55)    0.18   (1.18)   N/A        6.78
Alger American Small Capitalization--Class O
  Shares                                            09/21/88     15.11    (1.20)  (24.50)  (9.03)  2.45        8.71
Calvert Social Balanced                             09/02/86      8.73     3.45    (6.10)  (0.05)  6.63        7.64
Dreyfus IP Technology Growth--Initial Shares        08/31/99     24.56     5.37   (31.47)   N/A     N/A      (13.88)
Fidelity(R) VIP Contrafund(R)--Initial Class        01/03/95      9.31    (0.38)   (6.69)  1.90     N/A       12.16
Fidelity(R) VIP Equity-Income--Initial Class        10/09/86     10.43    (2.52)   (1.39)  (0.15)  9.19        9.75
Janus Aspen Series Balanced--Institutional Shares   09/13/93      6.03     2.20    (3.23)  5.54     N/A       11.38
Janus Aspen Series Worldwide
  Growth--Institutional Shares                      09/13/93      6.37    (9.12)  (20.55)  (3.29)   N/A       10.01
T. Rowe Price Equity Income Portfolio               03/31/94      8.95    (2.04)    3.30   2.47     N/A       10.86
Van Kampen UIF Emerging Markets Equity--Class I     10/01/96     11.48    (1.23)  (15.58)  (0.21)   N/A       (2.97)
---------------------------------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

(1)
 Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. For VUL 2000, this product will continue to be offered in approved jurisdictions where Series 2 is not yet available for sale. For SPVUL, this product will continue to be offered in approved jurisdictions where neither Series 2 nor Series 3 is yet available for sale.

(2)
 Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested, the deduction of the policy's current separate account charges for mortality and expense risk (.50%) and total portfolio operating expenses. For VUL 2000 it does not reflect the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL it does not reflect the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(3)
 The values shown are unaudited.

(4)
 The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(5)
 Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into this Investment Division. SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

(6)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC VUL 2000 and SPVUL Policy Value pages.

NYLIAC VUL 2000 and SPVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is authorized for distribution to the general public only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. Read the prospectus carefully before investing.

NYLIAC VUL 2000 SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                        PAST ONE YEAR                   PAST THREE YEARS
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISIONS                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99      $2,628           $1,128          $6,742           $3,180
  Bond--Initial Class                               09/28/99       2,498              998           8,605            5,043
  Capital Appreciation--Initial Class               09/28/99       2,384              884           5,538            1,976
  Cash Management(3)                                09/28/99       2,252              752           7,464            3,902
  Convertible--Initial Class                        09/28/99       2,601            1,101           7,370            3,808
  Dreyfus Large Company Value--Initial Class        09/28/99       2,466              966           6,775            3,213
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99       2,559            1,059           5,894            2,332
  Equity Income--Initial Class                      07/02/01       2,346              846             N/A              N/A
  Government--Initial Class                         09/28/99       2,410              910           8,412            4,851
  Growth Equity--Initial Class                      09/28/99       2,418              918           6,048            2,486
  High Yield Corporate Bond--Initial Class          09/28/99       2,980            1,480           8,956            5,394
  Indexed Equity--Initial Class                     09/28/99       2,619            1,119           6,477            2,915
  International Equity--Initial Class               09/28/99       2,479              979           7,181            3,619
  Mid Cap Core--Initial Class                       07/02/01       2,602            1,102             N/A              N/A
  Mid Cap Growth--Initial Class                     07/02/01       2,458              958             N/A              N/A
  Small Cap Growth--Initial Class                   07/02/01       2,655            1,155             N/A              N/A
  Total Return--Initial Class                       09/28/99       2,483              983           6,623            3,061
  Value--Initial Class                              09/28/99       2,382              882           7,020            3,458
Alger American Small Capitalization--Class O
  Shares                                            09/28/99       2,693            1,193           5,948            2,386
Calvert Social Balanced                             09/28/99       2,519            1,019           6,924            3,362
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                            08/31/99       2,765            1,265             N/A              N/A
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99       2,532            1,032           7,070            3,508
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99       2,574            1,074           7,213            3,651
Janus Aspen Series Balanced--Institutional Shares   09/28/99       2,442              942           7,205            3,643
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99       2,340              840           5,554            1,992
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99       2,410              910           6,682            3,121
T. Rowe Price Equity Income Portfolio               09/28/99       2,614            1,114           7,715            4,154
-------------------------------------------------------------------------------------------------------------------------------

The VUL 2000 Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending June 30, 2003. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges which include a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $360 in the first year and $120 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance, separate account charges for mortality and expense risk (0.50%), and total portfolio operating expenses have been used to determine the policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the maximum amount we have the right to charge.

                                                                       PAST FIVE YEARS                  SINCE INCEPTION
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISIONS                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99        N/A             N/A            $ 9,244          $5,682
  Bond--Initial Class                               09/28/99        N/A             N/A             12,133           8,571
  Capital Appreciation--Initial Class               09/28/99        N/A             N/A              7,657           4,095
  Cash Management(3)                                09/28/99        N/A             N/A             10,540           6,978
  Convertible--Initial Class                        09/28/99        N/A             N/A             10,680           7,118
  Dreyfus Large Company Value--Initial Class        09/28/99        N/A             N/A              9,319           5,757
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99        N/A             N/A              8,624           5,062
  Equity Income--Initial Class                      07/02/01        N/A             N/A              7,664           3,834
  Government--Initial Class                         09/28/99        N/A             N/A             11,842           8,280
  Growth Equity--Initial Class                      09/28/99        N/A             N/A              8,602           5,040
  High Yield Corporate Bond--Initial Class          09/28/99        N/A             N/A             12,822           9,260
  Indexed Equity--Initial Class                     09/28/99        N/A             N/A              8,838           5,276
  International Equity--Initial Class               09/28/99        N/A             N/A              9,934           6,372
  Mid Cap Core--Initial Class                       07/02/01        N/A             N/A              7,932           4,102
  Mid Cap Growth--Initial Class                     07/02/01        N/A             N/A              7,487           3,657
  Small Cap Growth--Initial Class                   07/02/01        N/A             N/A              7,694           3,864
  Total Return--Initial Class                       09/28/99        N/A             N/A              9,237           5,675
  Value--Initial Class                              09/28/99        N/A             N/A              9,738           6,176
Alger American Small Capitalization--Class O
  Shares                                            09/28/99        N/A             N/A              8,101           4,539
Calvert Social Balanced                             09/28/99        N/A             N/A              9,742           6,180
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                            08/31/99        N/A             N/A              7,651           3,821
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99        N/A             N/A              9,822           6,260
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99        N/A             N/A              9,913           6,352
Janus Aspen Series Balanced--Institutional Shares   09/28/99        N/A             N/A             10,182           6,620
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99        N/A             N/A              8,047           4,485
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99        N/A             N/A             10,191           6,629
T. Rowe Price Equity Income Portfolio               09/28/99        N/A             N/A             10,533           6,971
-------------------------------------------------------------------------------------------------------------------------------

(1)
 Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

(2)
 Unlike the VUL 2000 Performance Summary, the Investment Division Inception Date for the policy values is the date the Investment Division was first made available in the NYLIAC VUL 2000 policy.

(3)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

This is not valid unless accompanied by the NYLIAC Variable Universal Life 2000 (VUL2000) Performance Summary.

NYLIAC SPVUL SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$77,582 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        09/28/99      $36,366         $33,666            N/A             N/A
  Bond--Initial Class                            09/28/99       32,115          29,494            N/A             N/A
  Capital Appreciation--Initial Class            09/28/99       33,032          30,332            N/A             N/A
  Cash Management(5)                             09/28/99       29,399          27,023            N/A             N/A
  Convertible--Initial Class                     09/28/99       34,065          31,365            N/A             N/A
  Dreyfus Large Company Value--Initial Class     09/28/99       34,015          31,315            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                        09/28/99       34,671          31,971            N/A             N/A
  Equity Income--Initial Class                   07/02/01       32,822          30,138            N/A             N/A
  Government--Initial Class                      09/28/99       31,222          28,682            N/A             N/A
  Growth Equity--Initial Class                   09/28/99       33,571          30,871            N/A             N/A
  High Yield Corporate Bond--Initial Class       09/28/99       37,380          34,680            N/A             N/A
  Indexed Equity--Initial Class                  09/28/99       36,180          33,480            N/A             N/A
  International Equity--Initial Class            09/28/99       32,930          30,236            N/A             N/A
  Mid Cap Core--Initial Class                    07/02/01       35,932          33,232            N/A             N/A
  Mid Cap Growth--Initial Class                  07/02/01       33,859          31,159            N/A             N/A
  Small Cap Growth--Initial Class                07/02/01       36,319          33,619            N/A             N/A
  Total Return--Initial Class                    09/28/99       33,126          30,426            N/A             N/A
  Value--Initial Class                           09/28/99       32,496          29,841            N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                         09/28/99       36,749          34,049            N/A             N/A
Calvert Social Balanced                          09/28/99       33,679          30,979            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         08/31/99       34,707          32,007            N/A             N/A
Fidelity VIP Contrafund(R)--Initial Class        09/28/99       34,720          32,020            N/A             N/A
Fidelity VIP Equity-Income--Initial Class        09/28/99       35,713          33,013            N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                         09/28/99       32,667          29,997            N/A             N/A
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   09/28/99       31,523          28,956            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I  09/28/99       29,910          27,488            N/A             N/A
T. Rowe Price Equity Income Portfolio            09/28/99       35,758          33,058            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

  (1)
    Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.

  (2)
    The table above is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending June 30, 2003. The illustration assumes the insured is a 55 year-old male preferred risk class, a level death benefit option with an initial face amount of $77,582. The illustration also assumes a $30,000 single premium was allocated among all available Investment Divisions on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total Deferred Sales Expense Charge (.90% deducted monthly for a 10 year period following the effective date of a premium payment), a Monthly Administrative Charge, Cost of Insurance Charges, and separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. The Total Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The Monthly Administrative Charge will not exceed, on annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        09/28/99        N/A             N/A            $23,984         $22,515
  Bond--Initial Class                            09/28/99        N/A             N/A             34,295          32,195
  Capital Appreciation--Initial Class            09/28/99        N/A             N/A             17,885          16,843
  Cash Management(5)                             09/28/99        N/A             N/A             29,240          27,403
  Convertible--Initial Class                     09/28/99        N/A             N/A             27,437          25,726
  Dreyfus Large Company Value--Initial Class     09/28/99        N/A             N/A             23,179          21,767
  Eagle Asset Management Growth Equity--Initial
    Class                                        09/28/99        N/A             N/A             20,392          19,175
  Equity Income--Initial Class                   07/02/01        N/A             N/A             26,008          24,167
  Government--Initial Class                      09/28/99        N/A             N/A             33,306          31,206
  Growth Equity--Initial Class                   09/28/99        N/A             N/A             21,012          19,752
  High Yield Corporate Bond--Initial Class       09/28/99        N/A             N/A             33,837          31,737
  Indexed Equity--Initial Class                  09/28/99        N/A             N/A             22,336          20,983
  International Equity--Initial Class            09/28/99        N/A             N/A             27,199          25,505
  Mid Cap Core--Initial Class                    07/02/01        N/A             N/A             26,544          24,660
  Mid Cap Growth--Initial Class                  07/02/01        N/A             N/A             22,852          21,264
  Small Cap Growth--Initial Class                07/02/01        N/A             N/A             23,159          21,546
  Total Return--Initial Class                    09/28/99        N/A             N/A             23,781          22,327
  Value--Initial Class                           09/28/99        N/A             N/A             23,716          22,266
Alger American Small Capitalization--Class O
  Shares                                         09/28/99        N/A             N/A             18,940          17,824
Calvert Social Balanced                          09/28/99        N/A             N/A             25,581          24,000
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         08/31/99        N/A             N/A             21,929          20,415
Fidelity VIP Contrafund(R)--Initial Class        09/28/99        N/A             N/A             26,515          24,869
Fidelity VIP Equity-Income--Initial Class        09/28/99        N/A             N/A             24,905          23,372
Janus Aspen Series Balanced--Institutional
  Shares                                         09/28/99        N/A             N/A             27,122          25,433
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   09/28/99        N/A             N/A             18,599          17,507
Van Kampen UIF Emerging Markets Equity--Class I  09/28/99        N/A             N/A             25,751          24,159
T. Rowe Price Equity Income Portfolio            09/28/99        N/A             N/A             27,133          25,444
----------------------------------------------------------------------------------------------------------------------------

  (3)
    The Investment Divisions offered through SPVUL is different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

  (4)
    Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into this Investment Division. SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

  (5)
    An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

NYLIAC SPVUL is issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is authorized for distribution to the general public only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. Read the prospectus carefully before investing.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000 (SERIES 2)(1), SINGLE PREMIUM VARIABLE UNIVERSAL LIFE (SERIES 2)(1), AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SERIES
2)(1) PERFORMANCE SUMMARY(2)
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2003

                                                     INVESTMENT                                             SINCE
                                                      DIVISION    YEAR                                    INVESTMENT
                                                     INCEPTION     TO       1       3       5      10      DIVISION
INVESTMENT DIVISIONS(3)                               DATE(4)     DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class    05/10/02     11.57%   0.21%   N/A     N/A     N/A       (3.24)%
  Bond--Initial Class                                05/10/02      4.09   11.95    N/A     N/A     N/A       10.91
  Capital Appreciation--Initial Class                05/10/02     10.49   (6.15)   N/A     N/A     N/A      (10.95)
  Cash Management--Current yield as of June 30,
    2003 is 0.11%(5)                                 05/10/02      0.37    0.96    N/A     N/A     N/A        0.99
  Convertible--Initial Class                         05/10/02      9.46    6.97    N/A     N/A     N/A        4.30
  Dreyfus Large Company Value--Initial Class         05/10/02      9.86   (4.35)   N/A     N/A     N/A       (8.24)
  Eagle Asset Management Growth Equity--Initial
    Class                                            05/10/02     13.08   (1.63)   N/A     N/A     N/A       (6.51)
  Equity Income--Initial Class                       05/10/02      7.15   (8.59)   N/A     N/A     N/A       (9.27)
  Government--Initial Class                          05/10/02      2.72    9.11    N/A     N/A     N/A        9.16
  Growth Equity--Initial Class                       05/10/02      9.43   (5.00)   N/A     N/A     N/A       (7.97)
  High Yield Corporate Bond--Initial Class           05/10/02     20.94   23.36    N/A     N/A     N/A       17.42
  Indexed Equity--Initial Class                      05/10/02     11.58    0.16    N/A     N/A     N/A       (4.38)
  International Equity--Initial Class                05/10/02      9.17   (2.01)   N/A     N/A     N/A        0.43
  Mid Cap Core--Initial Class                        05/10/02     12.51   (0.82)   N/A     N/A     N/A       (3.20)
  Mid Cap Growth--Initial Class                      05/10/02     20.47   (7.88)   N/A     N/A     N/A       (9.07)
  Small Cap Growth--Initial Class                    05/10/02     15.61   (3.04)   N/A     N/A     N/A       (5.16)
  Total Return--Initial Class                        05/10/02      8.84    2.70    N/A     N/A     N/A       (1.32)
  Value--Initial Class                               05/10/02      7.92   (9.09)   N/A     N/A     N/A      (11.83)
Alger American Small Capitalization--Class O Shares  05/10/02     15.40   (0.70)   N/A     N/A     N/A       (4.33)
Calvert Social Balanced                              05/10/02      9.00    3.97    N/A     N/A     N/A        1.44
Dreyfus IP Technology Growth--Initial Shares         05/10/02     24.87    5.90    N/A     N/A     N/A       (3.89)
Fidelity(R) VIP Contrafund(R)--Initial Class         05/10/02      9.58   (0.12)   N/A     N/A     N/A       (2.01)
Fidelity(R) VIP Equity-Income--Initial Class         05/10/02     10.71   (2.03)   N/A     N/A     N/A       (5.46)
Janus Aspen Series Balanced--Institutional Class     05/10/02      6.29    2.71    N/A     N/A     N/A        0.61
Janus Aspen Series Worldwide Growth--Institutional
  Class                                              05/10/02      6.63   (8.66)   N/A     N/A     N/A      (11.93)
T. Rowe Price Equity Income Portfolio                05/10/02      9.22   (1.54)   N/A     N/A     N/A       (4.70)
Van Kampen UIF Emerging Markets Equity--Class I      05/10/02     11.75   (0.74)   N/A     N/A     N/A       (6.90)
--------------------------------------------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses.

(1)
 Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2)
 Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of total portfolio operating expenses. For VUL 2000 Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the charge per $1,000, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(3)
 The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4)
 Performance is calculated as of the initial date deposits were received in each Investment Division of the NYLIAC VUL Separate Account-1. For periods prior to June 5, 1998, when the Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the Survivorship Variable Universal Life Policies, which they were not.

(5)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC VUL and SVUL Policy Values pages.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is authorized for distribution to the general public only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. Read the prospectus carefully before investing or sending money.

NYLIAC VUL 2000 SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        05/10/02      $2,936           $1,474              N/A             N/A
  Bond--Initial Class                            05/10/02       3,165            1,703              N/A             N/A
  Capital Appreciation--Initial Class            05/10/02       2,667            1,205              N/A             N/A
  Cash Management(5)                             05/10/02       2,518            1,056              N/A             N/A
  Convertible--Initial Class                     05/10/02       2,905            1,443              N/A             N/A
  Dreyfus Large Company Value--Initial Class     05/10/02       2,758            1,296              N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                        05/10/02       2,859            1,397              N/A             N/A
  Equity Income--Initial Class                   05/10/02       2,625            1,163              N/A             N/A
  Government--Initial Class                      05/10/02       2,693            1,231              N/A             N/A
  Growth Equity--Initial Class                   05/10/02       2,705            1,243              N/A             N/A
  High Yield Corporate Bond--Initial Class       05/10/02       3,325            1,863              N/A             N/A
  Indexed Equity--Initial Class                  05/10/02       2,926            1,464              N/A             N/A
  International Equity--Initial Class            05/10/02       2,772            1,310              N/A             N/A
  Mid Cap Core--Initial Class                    05/10/02       2,907            1,445              N/A             N/A
  Mid Cap Growth--Initial Class                  05/10/02       2,752            1,290              N/A             N/A
  Small Cap Growth--Initial Class                05/10/02       2,966            1,504              N/A             N/A
  Total Return--Initial Class                    05/10/02       2,388              926              N/A             N/A
  Value--Initial Class                           05/10/02       2,664            1,202              N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                         05/10/02       3,008            1,546              N/A             N/A
Calvert Social Balanced                          05/10/02       2,815            1,353              N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         05/10/02       3,076            1,614              N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class     05/10/02       2,830            1,368              N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class     05/10/02       2,877            1,415              N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                         05/10/02       2,730            1,268              N/A             N/A
Janus Aspen Series Worldwide
  Growth--- Institutional Shares                 05/10/02       2,618            1,156              N/A             N/A
T. Rowe Price Equity Income Portfolio            05/10/02       2,920            1,458              N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I  05/10/02       2,697            1,235              N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Variable Universal Life 2000 Series 2 Policy Cash Value and Cash Surrender Value (If the Policy is Surrendered) of hypothetical VUL 2000 policies held for specified time periods ending June 30, 2002. The illustration assumes the insured is a 36 year old male preferred risk class, a level death benefit option with a policy face amount of $250,000. The illustration also assumes a $3,284 annual premium that is allocated to each available Investment Division starting on the first day that the Investment Division was made available in the VUL 2000 Policy. The illustration also assumes current policy charges, comprised of a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $348 in the first year and $108 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance charges, separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

(3) The Investment Divisions offered through VUL 2000, SVUL and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in these Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        05/10/02         N/A              N/A          $5,408           $2,319
  Bond--Initial Class                            05/10/02         N/A              N/A           5,799            2,710
  Capital Appreciation--Initial Class            05/10/02         N/A              N/A           5,144            2,055
  Cash Management(5)                             05/10/02         N/A              N/A           5,516            2,427
  Convertible--Initial Class                     05/10/02         N/A              N/A           5,607            2,518
  Dreyfus Large Company Value--Initial Class     05/10/02         N/A              N/A           5,243            2,154
  Eagle Asset Management Growth Equity--Initial
    Class                                        05/10/02         N/A              N/A           5,296            2,207
  Equity Income--Initial Class                   05/10/02         N/A              N/A           5,162            2,073
  Government--Initial Class                      05/10/02         N/A              N/A           5,743            2,654
  Growth Equity--Initial Class                   05/10/02         N/A              N/A           5,263            2,174
  High Yield Corporate Bond--Initial Class       05/10/02         N/A              N/A           6,046            2,957
  Indexed Equity--Initial Class                  05/10/02         N/A              N/A           5,359            2,270
  International Equity--Initial Class            05/10/02         N/A              N/A           5,467            2,378
  Mid Cap Core--Initial Class                    05/10/02         N/A              N/A           5,394            2,305
  Mid Cap Growth--Initial Class                  05/10/02         N/A              N/A           5,290            2,201
  Small Cap Growth--Initial Class                05/10/02         N/A              N/A           5,405            2,316
  Total Return--Initial Class                    05/10/02         N/A              N/A           5,439            2,350
  Value--Initial Class                           05/10/02         N/A              N/A           5,140            2,051
Alger American Small Capitalization--Class O
  Shares                                         05/10/02         N/A              N/A           5,408            2,319
Calvert Social Balanced                          05/10/02         N/A              N/A           5,528            2,439
Dreyfus IP Tech. Growth Portfolio--Initial
  Shares                                         05/10/02         N/A              N/A           5,350            2,261
Fidelity(R) VIP Contrafund(R)--Initial Class     05/10/02         N/A              N/A           5,464            2,375
Fidelity(R) VIP Equity-Income--Initial Class     05/10/02         N/A              N/A           5,329            2,240
Janus Aspen Series Balanced--Institutional
  Shares                                         05/10/02         N/A              N/A           5,494            2,405
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   05/10/02         N/A              N/A           5,148            2,059
T. Rowe Price Equity Income Portfolio            05/10/02         N/A              N/A           5,333            2,244
Van Kampen UIF Emerging Markets Equity--Class I  05/10/02         N/A              N/A           5,388            2,299
----------------------------------------------------------------------------------------------------------------------------

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is valid only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. You can obtain a prospectus from your Registered Representative or online at http://www.newyorklife.com/. Please read the prospectus carefully before investing or sending money.

NYLIAC SPVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$125,044 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                                  POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                        INCEPTION DATE(4)      VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial
   Class                                           05/10/02         $52,261         $48,007            N/A             N/A
 Bond--Initial Class                               05/10/02          53,664          49,284            N/A             N/A
 Capital Appreciation--Initial Class               05/10/02          48,330          44,430            N/A             N/A
 Cash Management(5)                                05/10/02          48,851          44,904            N/A             N/A
 Convertible--Initial Class                        05/10/02          53,744          49,357            N/A             N/A
 Dreyfus Large Company Value--Initial Class        05/10/02          49,236          42,255            N/A             N/A
 Eagle Asset Management Growth
   Equity--Initial Class                           05/10/02          50,890          46,760            N/A             N/A
 Equity Income--Initial Class                      05/10/02          47,522          43,695            N/A             N/A
 Government--Initial Class                         05/10/02          52,315          48,057            N/A             N/A
 Growth Equity--Initial Class                      05/10/02          48,905          44,954            N/A             N/A
 High Yield Corporate Bond--Initial Class          05/10/02          60,423          55,923            N/A             N/A
 Indexed Equity--Initial Class                     05/10/02          52,053          47,818            N/A             N/A
 International Equity--Initial Class               05/10/02          48,814          44,871            N/A             N/A
 Mid Cap Core--Initial Class                       05/10/02          51,833          47,618            N/A             N/A
 Mid Cap Growth--Initial Class                     05/10/02          48,443          44,533            N/A             N/A
 Small Cap Growth--Initial Class                   05/10/02          52,048          47,814            N/A             N/A
 Total Return--Initial Class                       05/10/02          51,407          47,231            N/A             N/A
 Value--Initial Class                              05/10/02          46,773          43,013            N/A             N/A
Alger American Small Capitalization--Class O
 Shares                                            05/10/02          53,450          49,090            N/A             N/A
Calvert Social Balanced                            05/10/02          52,155          47,911            N/A             N/A
Dreyfus IP Technology Growth
 Portfolio--Initial Shares                         05/10/02          54,626          50,159            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02          50,889          46,759            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02          50,564          46,463            N/A             N/A
Janus Aspen Series Balanced--Institutional
 Shares                                            05/10/02          51,209          47,051            N/A             N/A
Janus Aspen Series Worldwide
 Growth--Institutional Shares                      05/10/02          46,319          42,600            N/A             N/A
T. Rowe Price Equity Income Portfolio              05/10/02          51,003          46,862            N/A             N/A
Van Kampen UIF Emerging Markets
 Equity--Class I                                   05/10/02          46,868          43,099            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

  (1)
    Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

  (2)
    This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Series 2 Policy Cash Value and Cash Surrender Value (If the Policy is Surrendered) of hypothetical SPVUL policies held for specified time periods ending June 30, 2002. The illustration assumes the insured is a 60 year old female preferred risk class, a level death benefit option with an initial face amount of $125,044. The illustration also assumes a $50,000 single premium was allocated among all available Investment Divisions on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total Deferred Sales Expense Charge (.90% deducted monthly for a 10 year period following the effective date of a premium payment), a Monthly Administrative Charge, Cost of Insurance Charges, and separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. The Total Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The Monthly Administrative Charge will not exceed, on an annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                                  POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                        INCEPTION DATE(4)      VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial
   Class                                           05/10/02           N/A             N/A            $46,198         $42,903
 Bond--Initial Class                               05/10/02           N/A             N/A             53,608          49,719
 Capital Appreciation--Initial Class               05/10/02           N/A             N/A             42,181          39,206
 Cash Management(5)                                05/10/02           N/A             N/A             48,500          45,020
 Convertible--Initial Class                        05/10/02           N/A             N/A             50,132          46,521
 Dreyfus Large Company Value--Initial Class        05/10/02           N/A             N/A             43,646          40,554
 Eagle Asset Management Growth
   Equity--Initial Class                           05/10/02           N/A             N/A             44,475          41,317
 Equity Income--Initial Class                      05/10/02           N/A             N/A             43,055          40,011
 Government--Initial Class                         05/10/02           N/A             N/A             52,690          48,875
 Growth Equity--Initial Class                      05/10/02           N/A             N/A             43,739          40,639
 High Yield Corporate Bond--Initial Class          05/10/02           N/A             N/A             56,853          52,853
 Indexed Equity--Initial Class                     05/10/02           N/A             N/A             45,582          42,335
 International Equity--Initial Class               05/10/02           N/A             N/A             48,121          44,672
 Mid Cap Core--Initial Class                       05/10/02           N/A             N/A             46,191          42,896
 Mid Cap Growth--Initial Class                     05/10/02           N/A             N/A             43,071          40,026
 Small Cap Growth--Initial Class                   05/10/02           N/A             N/A             45,114          41,905
 Total Return--Initial Class                       05/10/02           N/A             N/A             47,223          43,845
 Value--Initial Class                              05/10/02           N/A             N/A             41,718          38,781
Alger American Small Capitalization--Class O
 Shares                                            05/10/02           N/A             N/A             45,608          42,360
Calvert Social Balanced                            05/10/02           N/A             N/A             48,655          45,163
Dreyfus IP Technology Growth
 Portfolio--Initial Shares                         05/10/02           N/A             N/A             45,714          42,457
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02           N/A             N/A             46,844          43,496
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02           N/A             N/A             45,013          41,812
Janus Aspen Series Balanced--Institutional
 Shares                                            05/10/02           N/A             N/A             48,254          44,793
Janus Aspen Series Worldwide
 Growth--Institutional Shares                      05/10/02           N/A             N/A             41,679          38,745
T. Rowe Price Equity Income Portfolio              05/10/02           N/A             N/A             45,458          42,222
Van Kampen UIF Emerging Markets
 Equity--Class I                                   05/10/02           N/A             N/A             44,312          41,167
---------------------------------------------------------------------------------------------------------------------------------

  (3)
    The Investment Divisions offered through VUL 2000, SVUL and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

  (4)
    Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in these Series 2 policies.

  (5)
    An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors Inc., member NASD.

This performance information is valid only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. You can obtain a prospectus from your Registered Representative or online at http://www.newyorklife.com/. Please read the prospectus carefully before investing or sending money.

NYLIAC SVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                               DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                         5/10/02      $12,297         $ 9,764            N/A             N/A
  Bond--Initial Class                             5/10/02       13,557          11,025            N/A             N/A
  Capital Appreciation--Initial Class             5/10/02       12,012           9,480            N/A             N/A
  Cash Management(4)                              5/10/02       12,199           9,667            N/A             N/A
  Convertible--Initial Class                      5/10/02       13,096          10,563            N/A             N/A
  Dreyfus Large Company Value--Initial Class      5/10/02       11,637           9,105            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                         5/10/02       12,086           9,554            N/A             N/A
  Equity Income--Initial Class                    5/10/02       11,067           8,535            N/A             N/A
  Government--Initial Class                       5/10/02       13,093          10,561            N/A             N/A
  Growth Equity--Initial Class                    5/10/02       11,839           9,306            N/A             N/A
  High Yield Corporate Bond--Initial Class        5/10/02       14,983          12,451            N/A             N/A
  Indexed Equity--Initial Class                   5/10/02       13,037          10,504            N/A             N/A
  International Equity--Initial Class             5/10/02       11,715           9,183            N/A             N/A
  Mid Cap Core--Initial Class                     5/10/02       12,112           9,579            N/A             N/A
  Mid Cap Growth--Initial Class                   5/10/02       11,154           8,621            N/A             N/A
  Small Cap Growth--Initial Class                 5/10/02       12,005           9,473            N/A             N/A
  Total Return--Initial Class                     5/10/02       12,840          10,307            N/A             N/A
  Value--Initial Class                            5/10/02       11,018           8,486            N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                          5/10/02       12,284           9,752            N/A             N/A
Calvert Social Balanced                           5/10/02       12,716          10,184            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                          5/10/02       13,216          10,684            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class      5/10/02       12,121           9,589            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class      5/10/02       11,927           9,395            N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                          5/10/02       12,507           9,974            N/A             N/A
Janus Aspen Series Worldwide
  Growth--Institutional Shares                    5/10/02       11,019           8,486            N/A             N/A
T. Rowe Price Equity Income Portfolio             5/10/02       11,979           9,447            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I   5/10/02       11,970           9,438            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

(1)
 Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2)
 The table above is designed to demonstrate how the actual investment experience of NYLIAC's Survivorship Variable Universal Life would have affected the Policy Cash Value and Cash Surrender Value (If the Policy is Surrendered) of hypothetical policies held for specified time periods ending June 1, 2003. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment Division. It also assumes that the insured combination is a male, age 50, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Survivorship Variable Universal Life.

 Current charges, which include a sales expense charge (years 1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), premium tax charge (2%), federal tax charge (1.25%) monthly contract charge (year 1: $60/month; years 2+: $10/month), charge per $1,000 of initial face amount (years 1-3:
 $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                               DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                         5/10/02          N/A             N/A          $24,879         $22,346
  Bond--Initial Class                             5/10/02          N/A             N/A           26,768          24,236
  Capital Appreciation--Initial Class             5/10/02          N/A             N/A           23,959          21,427
  Cash Management(2)                              5/10/02          N/A             N/A           25,420          22,888
  Convertible--Initial Class                      5/10/02          N/A             N/A           25,863          23,331
  Dreyfus Large Company Value--Initial Class      5/10/02          N/A             N/A           24,061          21,529
  Eagle Asset Management Growth Equity--Initial
    Class                                         5/10/02          N/A             N/A           24,439          21,907
  Equity Income--Initial Class                    5/10/02          N/A             N/A           23,806          21,274
  Government--Initial Class                       5/10/02          N/A             N/A           26,489          23,957
  Growth Equity--Initial Class                    5/10/02          N/A             N/A           24,304          21,772
  High Yield Corporate Bond--Initial Class        5/10/02          N/A             N/A           27,903          25,371
  Indexed Equity--Initial Class                   5/10/02          N/A             N/A           24,980          22,447
  International Equity--Initial Class             5/10/02          N/A             N/A           25,272          22,739
  Mid Cap Core--Initial Class                     5/10/02          N/A             N/A           24,837          22,304
  Mid Cap Growth--Initial Class                   5/10/02          N/A             N/A           24,363          21,831
  Small Cap Growth--Initial Class                 5/10/02          N/A             N/A           24,767          22,234
  Total Return--Initial Class                     5/10/02          N/A             N/A           25,215          22,683
  Value--Initial Class                            5/10/02          N/A             N/A           23,643          21,111
Alger American Small Capitalization--Class O
  Shares                                          5/10/02          N/A             N/A           24,892          22,360
Calvert Social Balanced                           5/10/02          N/A             N/A           25,463          22,931
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                          5/10/02          N/A             N/A           24,639          22,106
Fidelity(R) VIP Contrafund(R)--Initial Class      5/10/02          N/A             N/A           25,201          22,668
Fidelity(R) VIP Equity-Income--Initial Class      5/10/02          N/A             N/A           24,508          21,975
Janus Aspen Series Balanced--Institutional
  Shares                                          5/10/02          N/A             N/A           25,330          22,798
Janus Aspen Series Worldwide
  Growth--Institutional Shares                    5/10/02          N/A             N/A           23,759          21,227
T. Rowe Price Equity Income Portfolio             5/10/02          N/A             N/A           24,542          22,009
Van Kampen UIF Emerging Markets Equity--Class I   5/10/02          N/A             N/A           24,861          22,329
----------------------------------------------------------------------------------------------------------------------------

(3)
 The date that each Investment Division was added to NYLIAC Survivorship Variable Universal Life varies, as set forth by the Inception Date above. NYLIAC SVUL was first offered on June 5, 1998. For the period from the date each underlying portfolio was added to NYLIAC Survivorship Variable Universal Life until June 5, 1998, performance assumes that the NYLIAC SVUL policy was available, which it was not.

(4)
 An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

NYLIAC SVUL is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. It is distributed by NYLIFE Distributors Inc., member NASD. This performance comparison is authorized for distribution to the general public only if accompanied or preceded by a NYLIAC SVUL Prospectus. The Prospectus contains detailed information on charges and fees. Read it carefully before you invest or send money.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life--Series 2 (SVUL) Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 25,120,175     $186,090,785     $ 37,614,266

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         33,256          277,746           46,187
    Administrative charges..............................          3,804           38,340            4,839
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,083,115     $185,774,699     $ 37,563,240
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 15,225,825     $147,100,313     $ 19,589,766
    Group 2 Policies....................................      8,417,953       37,574,379       13,950,732
    Group 3 Policies....................................        285,344          104,088        1,912,777
    Group 4 Policies....................................      1,153,993          995,919        2,109,965
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,083,115     $185,774,699     $ 37,563,240
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.25     $      16.55     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.45     $       6.24     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.44     $       7.87     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.15     $       8.83     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 23,592,311     $229,036,682     $ 37,615,201
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------

     $ 21,221,132     $ 12,507,536     $ 21,879,996     $ 73,756,898      $ 55,627,248      $163,649,911     $  9,039,103




           27,121           16,636           29,384          106,467            77,736           235,707           13,653
            2,009            1,968            3,441           13,366             9,974            29,727            1,787
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 21,192,002     $ 12,488,932     $ 21,847,171     $ 73,637,065      $ 55,539,538      $163,384,477     $  9,023,663
     ============     ============     ============     ============      ============      ============     ============


     $  8,042,691     $  3,121,439     $ 13,497,917     $ 51,785,547      $ 38,596,974      $114,182,639     $  6,570,445
       12,036,165        3,930,731        7,001,708       20,788,942        14,521,196        45,177,769        2,262,196
          160,249               --          121,245           92,248           370,765           132,025               --
          952,897          969,713        1,226,301          970,328         2,050,603         3,892,044          191,022

               --        4,467,049               --               --                --                --               --
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 21,192,002     $ 12,488,932     $ 21,847,171     $ 73,637,065      $ 55,539,538      $163,384,477     $  9,023,663
     ============     ============     ============     ============      ============      ============     ============
     $      15.79     $       8.93     $      17.38     $      21.29      $      19.44      $      23.81     $      13.61
     ============     ============     ============     ============      ============      ============     ============
     $      11.07     $       8.97     $      13.33     $       8.00      $      12.40      $       7.79     $       8.35
     ============     ============     ============     ============      ============      ============     ============
     $      10.36     $         --     $      11.17     $       8.00      $      12.42      $       8.75     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      10.45     $       9.01     $      10.96     $       9.15      $      11.85      $       9.53     $      10.05
     ============     ============     ============     ============      ============      ============     ============
     $ 22,415,383     $ 13,097,932     $ 21,020,772     $105,838,813      $ 57,714,735      $180,987,824     $  8,452,083
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                              CORE--          GROWTH--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  6,577,961     $  7,327,861     $  8,447,136

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          9,514            9,613           11,321
    Administrative charges..............................          1,391            1,228            1,405
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,567,056     $  7,317,020     $  8,434,410
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    887,814     $    950,192     $  1,441,464
    Group 2 Policies....................................        945,600        1,988,236        2,484,831
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................        186,026          494,971          502,688
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      4,547,616        3,883,621        4,005,427
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,567,056     $  7,317,020     $  8,434,410
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $       9.10     $       7.77     $       8.01
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $       9.19     $       8.07     $       8.22
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $       9.66     $       9.03     $       9.45
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,863,194     $  8,287,621     $  9,082,055
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET         ALGER              ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT         AMERICAN           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH          LEVERAGED            SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------

    $ 49,744,999    $ 47,243,218    $  3,844,948    $  4,027,590    $ 12,952,193      $      6,945       $ 19,227,635




          73,310          67,644           4,506           5,002          16,535                --             26,270
          10,186           8,975             222             226             669                --              2,774
    ------------    ------------    ------------    ------------    ------------      ------------       ------------
    $ 49,661,503    $ 47,166,599    $  3,840,220    $  4,022,362    $ 12,934,989      $      6,945       $ 19,198,591
    ============    ============    ============    ============    ============      ============       ============


    $ 39,409,688    $ 34,389,638    $    857,865    $    910,728    $  2,566,878      $         --       $ 10,887,996
       9,644,578      10,954,168       2,508,595       2,928,147       9,887,658                --          7,694,714
           2,418         603,305         301,019          15,139          91,561             6,945            476,418
         604,819       1,219,488         172,741         168,348         388,892                --            139,463

              --              --              --              --              --                --                 --
    ------------    ------------    ------------    ------------    ------------      ------------       ------------
    $ 49,661,503    $ 47,166,599    $  3,840,220    $  4,022,362    $ 12,934,989      $      6,945       $ 19,198,591
    ============    ============    ============    ============    ============      ============       ============
    $      17.88    $      16.82    $       7.59    $       8.24    $       6.16      $         --       $       7.44
    ============    ============    ============    ============    ============      ============       ============
    $       8.72    $      10.03    $       7.88    $       8.76    $       8.33      $         --       $       5.61
    ============    ============    ============    ============    ============      ============       ============
    $       9.30    $       8.57    $       9.12    $       9.07    $       8.21      $      10.66       $       8.77
    ============    ============    ============    ============    ============      ============       ============
    $       9.86    $       8.74    $       9.66    $       9.13    $       9.30      $         --       $       9.54
    ============    ============    ============    ============    ============      ============       ============
    $ 58,490,456    $ 54,907,508    $  4,120,977    $  4,409,309    $ 15,404,189      $      6,328       $ 20,148,897
    ============    ============    ============    ============    ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                              AMERICAN           AMERICAN
                                                             CENTURY VP         CENTURY VP          CALVERT
                                                          INTERNATIONAL--        VALUE--             SOCIAL
                                                              CLASS II           CLASS II           BALANCED
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $        856       $    131,779       $  2,949,767

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................              --                 --              3,890
    Administrative charges..............................              --                 --                331
                                                            ------------       ------------       ------------
      Total net assets..................................    $        856       $    131,779       $  2,945,546
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $         --       $         --       $  1,313,396
    Group 2 Policies....................................              --                 --          1,509,273
    Group 3 Policies....................................             856            131,779                 --
    Group 4 Policies....................................              --                 --            122,877
                                                            ------------       ------------       ------------
      Total net assets..................................    $        856       $    131,779       $  2,945,546
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $         --       $         --       $      12.87
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $         --       $         --       $       9.10
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $      10.11       $      10.76       $         --
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $         --       $         --       $      10.15
                                                            ============       ============       ============
Identified Cost of Investment...........................    $        805       $    132,312       $  3,277,680
                                                            ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                              FIDELITY(R)                                              VIP
       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP          FIDELITY(R)       FIDELITY(R)       INVESTMENT
       TECHNOLOGY         DEVELOPING            VIP             EQUITY-            VIP               VIP              GRADE
        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--         GROWTH--         INDEX 500--         BOND--
     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------

      $  1,878,941       $    109,642       $ 74,366,545     $ 29,185,985     $    173,255      $    145,239      $     27,859




             2,045                 --            104,260           40,932               --                --                --
               128                 --             12,404            4,760               --                --                --
      ------------       ------------       ------------     ------------     ------------      ------------      ------------
      $  1,876,768       $    109,642       $ 74,249,881     $ 29,140,293     $    173,255      $    145,239      $     27,859
      ============       ============       ============     ============     ============      ============      ============


      $    520,263       $         --       $ 48,858,258     $ 18,171,117     $         --      $         --      $         --
         1,092,622                 --         23,883,337        9,760,733               --                --                --
            37,221            109,642            188,106          522,072          173,255           145,239            27,859

           226,662                 --          1,320,180          686,371               --                --                --
      ------------       ------------       ------------     ------------     ------------      ------------      ------------
      $  1,876,768       $    109,642       $ 74,249,881     $ 29,140,293     $    173,255      $    145,239      $     27,859
      ============       ============       ============     ============     ============      ============      ============
      $       7.32       $         --       $      16.21     $      14.29     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $       7.57       $         --       $       9.47     $       9.85     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $       9.52       $      10.76       $       9.79     $       9.49     $       7.73      $       8.47      $      10.65
      ============       ============       ============     ============     ============      ============      ============
      $       9.58       $         --       $       9.78     $       9.42     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $  1,778,388       $     97,884       $ 84,655,195     $ 33,153,931     $    172,406      $    140,121      $     27,548
      ============       ============       ============     ============     ============      ============      ============


       FIDELITY(R)
           VIP
        MID CAP--
      INITIAL CLASS
     ---------------

      $    433,282



                --
                --
      ------------
      $    433,282
      ============


      $         --
                --
           433,282

                --
      ------------
      $    433,282
      ============
      $         --
      ============
      $         --
      ============
      $      10.13
      ============
      $         --
      ============
      $    425,605
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                                                              JANUS ASPEN
                                                                                SERIES          JANUS ASPEN
                                                            FIDELITY(R)         MID CAP           SERIES
                                                                VIP            GROWTH--         BALANCED--
                                                            OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
                                                           INITIAL CLASS        SHARES            SHARES
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    163,275      $      2,664      $ 84,883,908

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           114,023
    Administrative charges..............................             --                --            10,235
                                                           ------------      ------------      ------------
      Total net assets..................................   $    163,275      $      2,664      $ 84,759,650
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 40,519,329
    Group 2 Policies....................................             --                --        41,983,502
    Group 3 Policies....................................        163,275             2,664           168,717
    Group 4 Policies....................................             --                --         2,088,102
                                                           ------------      ------------      ------------
      Total net assets..................................   $    163,275      $      2,664      $ 84,759,650
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      18.67
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $      10.53
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $       8.69      $       8.95      $       9.99
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $      10.06
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    139,624      $      2,312      $ 92,665,455
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      JANUS ASPEN                                                                                                 VAN KAMPEN
        SERIES            MFS(R)                             NEUBERGER          T. ROWE           T. ROWE             UIF
       WORLDWIDE         INVESTORS          MFS(R)            BERMAN             PRICE             PRICE           EMERGING
       GROWTH--            TRUST           UTILITIES            AMT             EQUITY           LIMITED-           MARKETS
     INSTITUTIONAL       SERIES--          SERIES--           MID-CAP           INCOME           TERM BOND          DEBT--
        SHARES         INITIAL CLASS     INITIAL CLASS        GROWTH           PORTFOLIO         PORTFOLIO          CLASS I
    ---------------------------------------------------------------------------------------------------------------------------

     $ 78,787,981      $     49,383      $      3,456      $     10,101      $ 15,239,071      $    169,354      $     17,330




          111,071                --                --                --            18,287                --                --
           11,604                --                --                --             1,130                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 78,665,306      $     49,383      $      3,456      $     10,101      $ 15,219,654      $    169,354      $     17,330
     ============      ============      ============      ============      ============      ============      ============


     $ 44,891,188      $         --      $         --      $         --      $  4,505,402      $         --      $         --
       32,828,140                --                --                --         9,193,156                --                --
          113,481            49,383             3,456            10,101           734,187           169,354            17,330

          832,497                --                --                --           786,909                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 78,665,306      $     49,383      $      3,456      $     10,101      $ 15,219,654      $    169,354      $     17,330
     ============      ============      ============      ============      ============      ============      ============
     $      13.23      $         --      $         --      $         --      $      10.41      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       7.20      $         --      $         --      $         --      $      10.51      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       8.14      $       8.58      $      11.47      $       9.13      $       9.45      $      10.48      $      10.06
     ============      ============      ============      ============      ============      ============      ============
     $       8.73      $         --      $         --      $         --      $       9.50      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $126,923,120      $     58,133      $      3,074      $      9,879      $ 15,436,171      $    168,877      $     17,226
     ============      ============      ============      ============      ============      ============      ============

       VAN KAMPEN
           UIF
        EMERGING         VAN KAMPEN
         MARKETS          UIF U.S.
        EQUITY--        REAL ESTATE--
         CLASS I           CLASS I
     ---------------------------------
      $ 11,300,276      $         46
            16,078                --
             1,774                --
      ------------      ------------
      $ 11,282,424      $         46
      ============      ============
      $  6,877,378      $         --
         4,274,200                --
             1,624                46
           129,222                --
      ------------      ------------
      $ 11,282,424      $         46
      ============      ============
      $       8.24      $         --
      ============      ============
      $       8.45      $         --
      ============      ============
      $       9.02      $       9.95
      ============      ============
      $       9.27      $         --
      ============      ============
      $ 11,552,598      $         47
      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)


                                                          MAINSTAY VP                                        MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                            BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $      36,636    $     150,272    $      13,942    $          --
 Mortality and expense risk charges....       (62,864)        (485,009)         (96,762)         (48,778)         (28,903)
 Administrative charges................        (7,262)         (67,163)         (10,385)          (3,631)          (3,448)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (70,126)        (515,536)          43,125          (38,467)         (32,351)
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,129,552        2,629,848       37,114,501          615,997          712,004
 Cost of investments sold..............    (1,061,249)      (3,688,980)     (37,114,616)        (780,200)        (793,536)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................        68,303       (1,059,132)            (115)        (164,203)         (81,532)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       886,504       18,523,364             (856)       1,897,853          910,178
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....       954,807       17,464,232             (971)       1,733,650          828,646
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $     884,681    $  16,948,696    $      42,154    $   1,695,183    $     796,295
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $      12,017    $      14,720    $          --
 Mortality and expense risk charges....       (15,334)         (18,314)        (132,770)        (119,100)          (7,689)
 Administrative charges................        (1,995)          (2,311)         (18,529)         (15,901)            (381)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (17,329)         (20,625)        (139,282)        (120,281)          (8,070)
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        83,361          159,313        1,588,726        1,252,763           61,322
 Cost of investments sold..............      (110,275)        (212,054)      (1,745,739)      (1,729,893)         (87,411)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (26,914)         (52,741)        (157,013)        (477,130)         (26,089)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     1,200,417        1,152,419        4,166,069        3,902,594          414,036
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....     1,173,503        1,099,678        4,009,056        3,425,464          387,947
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   1,156,174    $   1,079,053    $   3,869,774    $   3,305,183    $     379,877
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

(c) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------

    $       5,363    $       8,202    $      55,567    $      10,343    $          --    $          --
          (56,236)        (187,925)        (132,857)        (405,260)         (23,179)         (16,535)
           (6,680)         (23,686)         (17,164)         (51,377)          (3,053)          (2,434)
    -------------    -------------    -------------    -------------    -------------    -------------
          (57,553)        (203,409)         (94,454)        (446,294)         (26,232)         (18,969)
    -------------    -------------    -------------    -------------    -------------    -------------

        2,509,134        1,774,352        1,796,618        3,210,009       12,322,327          115,176
       (2,262,716)      (3,283,239)      (2,475,583)      (4,043,851)     (12,131,863)        (133,458)
    -------------    -------------    -------------    -------------    -------------    -------------

          246,418       (1,508,887)        (678,965)        (833,842)         190,464          (18,282)
               --               --               --               --               --               --

          326,634        7,783,537        9,856,590       17,437,091          672,814          742,115
    -------------    -------------    -------------    -------------    -------------    -------------
          573,052        6,274,650        9,177,625       16,603,249          863,278          723,833
    -------------    -------------    -------------    -------------    -------------    -------------


    $     515,499    $   6,071,241    $   9,083,171    $  16,156,955    $     837,046    $     704,864
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET            ALGER               ALGER
        LARGE          MANAGEMENT          AMERICAN             AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH            LEVERAGED             SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--           ALL CAP--        CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS      CLASS O SHARES       CLASS O SHARES       CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------

    $         671    $       1,934       $          --       $          --      $           3    $          19
           (8,635)         (28,155)                 --             (44,406)                --               --
             (399)          (1,155)                 --              (4,699)                --               --
    -------------    -------------       -------------       -------------      -------------    -------------
           (8,363)         (27,376)                 --             (49,105)                 3               19
    -------------    -------------       -------------       -------------      -------------    -------------

          229,192          440,384                 696             455,738                 --              116
         (318,677)        (807,026)               (721)           (580,078)                --             (110)
    -------------    -------------       -------------       -------------      -------------    -------------

          (89,485)        (366,642)                (25)           (124,340)                --                6
               --               --                  --                  --                 --               --


          428,147        1,797,194               1,256           2,623,068                 55             (517)
    -------------    -------------       -------------       -------------      -------------    -------------
          338,662        1,430,552               1,231           2,498,728                 55             (511)
    -------------    -------------       -------------       -------------      -------------    -------------


    $     330,299    $   1,403,176       $       1,231       $   2,449,623      $          58    $        (492)
    =============    =============       =============       =============      =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                      DREYFUS IP          DREYFUS VIF         FIDELITY(R)
                                                     CALVERT          TECHNOLOGY          DEVELOPING              VIP
                                                     SOCIAL            GROWTH--            LEADERS--        CONTRAFUND(R)--
                                                    BALANCED        INITIAL SHARES     INITIAL SHARES(A)     INITIAL CLASS
                                                 --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $          --     $          --        $          --       $     323,503
 Mortality and expense risk charges.............         (7,032)           (3,069)                  --            (184,827)
 Administrative charges.........................           (597)             (197)                  --             (22,101)
                                                  -------------     -------------        -------------       -------------
     Net investment income (loss)...............         (7,629)           (3,266)                  --             116,575
                                                  -------------     -------------        -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............        194,442           190,727                1,880           1,432,317
 Cost of investments sold.......................       (277,792)         (257,984)              (1,892)         (2,000,437)
                                                  -------------     -------------        -------------       -------------
     Net realized gain (loss) on investments....        (83,350)          (67,257)                 (12)           (568,120)
 Realized gain distribution received............             --                --                   --                  --
 Change in unrealized appreciation
   (depreciation) on investments................        321,853           384,967               11,758           6,650,235
                                                  -------------     -------------        -------------       -------------
     Net gain (loss) on investments.............        238,503           317,710               11,746           6,082,115
                                                  -------------     -------------        -------------       -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $     230,874     $     314,444        $      11,746       $   6,198,690
                                                  =============     =============        =============       =============

                                                                     JANUS ASPEN
                                                   JANUS ASPEN          SERIES            MFS(R)
                                                     SERIES           WORLDWIDE          INVESTORS            MFS(R)
                                                   BALANCED--          GROWTH--            TRUST            UTILITIES
                                                  INSTITUTIONAL     INSTITUTIONAL        SERIES--            SERIES--
                                                     SHARES             SHARES         INITIAL CLASS     INITIAL CLASS(A)
                                                 -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $   1,025,007     $     651,842      $         325      $          80
 Mortality and expense risk charges.............       (209,005)         (193,961)                --                 --
 Administrative charges.........................        (18,866)          (20,423)                --                 --
                                                  -------------     -------------      -------------      -------------
     Net investment income (loss)...............        797,136           437,458                325                 80
                                                  -------------     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............      1,720,922         1,305,098              1,050                559
 Cost of investments sold.......................     (1,822,922)       (2,745,031)            (1,339)              (560)
                                                  -------------     -------------      -------------      -------------
     Net realized gain (loss) on investments....       (102,000)       (1,439,933)              (289)                (1)
 Realized gain distribution received............             --                --                 --                 --
 Change in unrealized appreciation
   (depreciation) on investments................      3,971,925         5,748,173              4,009                382
                                                  -------------     -------------      -------------      -------------
     Net gain (loss) on investments.............      3,869,925         4,308,240              3,720                381
                                                  -------------     -------------      -------------      -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $   4,667,061     $   4,745,698      $       4,045      $         461
                                                  =============     =============      =============      =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

(c) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                            FIDELITY(R)                                           JANUS ASPEN
      FIDELITY(R)                                               VIP                                                 SERIES
          VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         MID CAP
        EQUITY-             VIP               VIP              GRADE              VIP               VIP            GROWTH--
       INCOME--          GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------

     $     474,225     $         300     $       2,112     $       2,772     $       2,052     $         126     $          --
           (69,501)               --                --                --                --                --                --
            (8,144)               --                --                --                --                --                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           396,580               300             2,112             2,772             2,052               126                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------

           684,495            95,691            64,467            58,083           169,829             2,813                76
          (938,651)         (148,603)          (90,929)          (58,288)         (189,958)           (3,093)              (92)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (254,156)          (52,912)          (26,462)             (205)          (20,129)             (280)              (16)
                --                --                --               975                --                --                --

         2,579,290            48,203            29,227              (552)           40,271            23,870               390
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         2,325,134            (4,709)            2,765               218            20,142            23,590               374
     -------------     -------------     -------------     -------------     -------------     -------------     -------------

     $   2,721,714     $      (4,409)    $       4,877     $       2,990     $      22,194     $      23,716     $         374
     =============     =============     =============     =============     =============     =============     =============

                                                            VAN KAMPEN        VAN KAMPEN
                          T. ROWE           T. ROWE             UIF               UIF
       NEUBERGER           PRICE             PRICE           EMERGING          EMERGING        VAN KAMPEN
        BERMAN            EQUITY           LIMITED-           MARKETS           MARKETS       UIF U.S. REAL
       AMT MID-           INCOME           TERM BOND          DEBT--           EQUITY--         ESTATE--
      CAP GROWTH         PORTFOLIO         PORTFOLIO        CLASS I(B)          CLASS I        CLASS I(C)
    -------------------------------------------------------------------------------------------------------

     $          --     $     105,890     $       2,478     $          --     $          --    $          --
                --           (30,756)               --                --           (27,133)              --
                --            (1,915)               --                --            (2,995)              --
     -------------     -------------     -------------     -------------     -------------    -------------
                --            73,219             2,478                --           (30,128)              --
     -------------     -------------     -------------     -------------     -------------    -------------

               825           378,981            96,283                16           308,416               --
            (1,041)         (445,706)          (94,310)              (16)         (422,524)              --
     -------------     -------------     -------------     -------------     -------------    -------------
              (216)          (66,725)            1,973                --          (114,108)              --
                --                --                --                --                --               --


             1,339         1,292,093               (27)              104         1,312,047               --
     -------------     -------------     -------------     -------------     -------------    -------------
             1,123         1,225,368             1,946               104         1,197,939               --
     -------------     -------------     -------------     -------------     -------------    -------------

     $       1,123     $   1,298,587     $       4,424     $         104     $   1,167,811    $          --
     =============     =============     =============     =============     =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (70,126)  $    795,201   $   (515,536)  $ (1,046,371)
   Net realized gain (loss) on investments......        68,303         16,009     (1,059,132)   (17,909,594)
   Realized gain distribution received..........            --         18,759             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       886,504        757,241     18,523,364    (51,462,147)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       884,681      1,587,210     16,948,696    (70,418,112)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,958,229      5,400,541     26,376,118     60,728,045
   Cost of insurance............................    (1,063,999)    (1,705,342)   (10,263,911)   (22,129,678)
   Policyowners' surrenders.....................      (632,309)      (832,790)    (5,099,304)    (9,122,762)
   Net transfers from (to) Fixed Account........       114,371       (777,493)    (1,733,091)    (5,121,057)
   Transfers between Investment Divisions.......     1,310,733      1,872,307     (2,491,131)    (6,568,982)
   Policyowners' death benefits.................       (50,944)       (37,586)      (140,302)      (271,936)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,636,081      3,919,637      6,648,379     17,513,630
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (890)        (1,734)       (16,481)       102,770
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,519,872      5,505,113     23,580,594    (52,801,712)
NET ASSETS:
   Beginning of period..........................    21,563,243     16,058,130    162,194,105    214,995,817
                                                  ------------   ------------   ------------   ------------
   End of period................................  $25,083,115..  $ 21,563,243   $185,774,699   $162,194,105
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     43,125   $    347,895
   Net realized gain (loss) on investments......          (115)         2,227
   Realized gain distribution received..........            --            356
   Change in unrealized appreciation
     (depreciation) on investments..............          (856)           (53)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        42,154        350,425
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     8,568,346     14,399,746
   Cost of insurance............................    (1,853,793)    (3,686,302)
   Policyowners' surrenders.....................   (15,628,439)   (14,012,219)
   Net transfers from (to) Fixed Account........     7,718,249     (8,283,610)
   Transfers between Investment Divisions.......    (5,049,507)    (3,761,623)
   Policyowners' death benefits.................       (99,345)       (41,353)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (6,344,489)   (15,385,361)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (168)          (788)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (6,302,503)   (15,035,724)
NET ASSETS:
   Beginning of period..........................    43,865,743     58,901,467
                                                  ------------   ------------
   End of period................................  $ 37,563,240   $ 43,865,743
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                       CORPORATE BOND--              INDEXED EQUITY--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (94,454)  $  4,125,970   $   (446,294)  $  1,049,559
   Net realized gain (loss) on investments......      (678,965)    (1,614,806)      (833,842)    (5,592,175)
   Realized gain distribution received..........            --             --             --        449,921
   Change in unrealized appreciation
     (depreciation) on investments..............     9,856,590     (2,047,603)    17,437,091    (33,398,038)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     9,083,171        463,561     16,156,955    (37,490,733)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,490,019      9,784,242     23,110,065     49,809,832
   Cost of insurance............................    (2,341,181)    (4,056,216)    (7,990,736)   (16,371,136)
   Policyowners' surrenders.....................    (1,099,631)    (1,731,811)    (3,706,318)    (6,626,214)
   Net transfers from (to) Fixed Account........       (88,437)     1,354,861       (625,909)     1,384,493
   Transfers between Investment Divisions.......     2,518,805        989,343       (642,919)    (4,499,690)
   Policyowners' death benefits.................       (74,966)       (83,568)       (97,999)      (163,894)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,404,609      6,256,851     10,046,184     23,533,391
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (12,412)         1,609        (15,699)        64,675
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    13,475,368      6,722,021     26,187,440    (13,892,667)
NET ASSETS:
   Beginning of period..........................    42,064,170     35,342,149    137,197,037    151,089,704
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 55,539,538   $ 42,064,170   $163,384,477   $137,197,037
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (26,232)  $     60,953
   Net realized gain (loss) on investments......       190,464        (66,155)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       672,814       (245,060)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       837,046       (250,262)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,006,572      1,797,352
   Cost of insurance............................      (390,386)      (714,413)
   Policyowners' surrenders.....................      (140,836)      (274,188)
   Net transfers from (to) Fixed Account........      (139,132)       (11,429)
   Transfers between Investment Divisions.......       228,765        617,580
   Policyowners' death benefits.................          (883)        (4,772)
                                                  ------------   ------------
     Net contributions and (withdrawals)........       564,100      1,410,130
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (794)         1,326
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,400,352      1,161,194
NET ASSETS:
   Beginning of period..........................     7,623,311      6,462,117
                                                  ------------   ------------
   End of period................................  $  9,023,663   $  7,623,311
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           CONVERTIBLE--                EQUITY INCOME--                GOVERNMENT--                 GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (38,467)  $    405,605   $    (32,351)  $     46,118   $    (57,553)  $    461,191   $   (203,409)  $    237,831
        (164,203)      (304,022)       (81,532)      (137,372)       246,418        190,929     (1,508,887)    (2,243,699)
              --             --             --             --             --             --             --             --

       1,897,853     (1,508,947)       910,178     (1,488,949)       326,634        537,329      7,783,537    (18,118,866)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       1,695,183     (1,407,364)       796,295     (1,580,203)       515,499      1,189,449      6,071,241    (20,124,734)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       3,016,792      5,869,218      1,453,282      2,250,866      2,400,265      3,009,815      9,963,793     21,948,064
        (938,561)    (1,715,257)      (386,423)      (536,276)      (835,521)    (1,059,878)    (3,600,293)    (7,657,600)
        (393,630)      (621,857)       (93,704)       (87,078)      (824,315)      (563,351)    (1,698,906)    (2,843,775)
          94,313        704,555        160,648        941,302       (556,639)       554,983       (727,830)    (1,759,681)
         382,006        393,604        571,516      2,426,955      1,390,828      6,200,735     (1,120,531)    (1,384,677)
         (37,365)       (18,488)        (8,165)        (4,597)        (7,917)       (26,179)       (62,231)       (65,545)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,123,555      4,611,775      1,697,154      4,991,172      1,566,701      8,116,125      2,754,002      8,236,786
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          (1,679)         2,340           (631)         2,806           (440)        (1,541)        (5,471)        32,278
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,817,059      3,206,751      2,492,818      3,413,775      2,081,760      9,304,033      8,819,772    (11,855,670)

      17,374,943     14,168,192      9,996,114      6,582,339     19,765,411     10,461,378     64,817,293     76,672,963
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 21,192,002   $ 17,374,943   $ 12,488,932   $  9,996,114   $ 21,847,171   $ 19,765,411   $ 73,637,065   $ 64,817,293
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP CORE--               MID CAP GROWTH--             SMALL CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    (18,969)  $    (19,832)  $    (17,329)  $    (34,947)  $    (20,625)  $    (38,567)
         (18,282)       (46,934)       (26,914)       (30,665)       (52,741)      (242,806)
              --             --             --             --             --             --

         742,115       (735,856)     1,200,417     (1,767,219)     1,152,419     (1,577,624)
    ------------   ------------   ------------   ------------   ------------   ------------

         704,864       (802,622)     1,156,174     (1,832,831)     1,079,053     (1,858,997)
    ------------   ------------   ------------   ------------   ------------   ------------

         377,608        633,511        628,542        979,585        901,147      1,264,778
         (98,492)      (134,631)      (157,318)      (223,284)      (220,450)      (315,037)
         (51,845)       (31,303)       (43,333)       (17,619)       (71,336)       (50,822)
          23,837        121,187         85,265        553,613         84,677        447,912
         261,187        570,710        630,678        482,397        533,986      1,149,352
              --           (107)          (383)            --             --           (933)
    ------------   ------------   ------------   ------------   ------------   ------------
         512,295      1,159,367      1,143,451      1,774,692      1,228,024      2,495,250
    ------------   ------------   ------------   ------------   ------------   ------------


            (669)         1,661         (1,209)         2,670         (1,092)         2,714
    ------------   ------------   ------------   ------------   ------------   ------------
       1,216,490        358,406      2,298,416        (55,469)     2,305,985        638,967

       5,350,566      4,992,160      5,018,604      5,074,073      6,128,425      5,489,458
    ------------   ------------   ------------   ------------   ------------   ------------
    $  6,567,056   $  5,350,566   $  7,317,020   $  5,018,604   $  8,434,410   $  6,128,425
    ============   ============   ============   ============   ============   ============

             MAINSTAY VP
           TOTAL RETURN--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $   (139,282)  $    906,078
         (157,013)       (76,900)
               --             --

        4,166,069     (9,820,159)
     ------------   ------------

        3,869,774     (8,990,981)
     ------------   ------------
        5,517,687     12,180,978
       (2,533,350)    (5,199,225)
       (1,203,494)    (2,122,899)
         (472,279)      (332,959)
         (340,089)      (708,515)
          (64,207)      (155,717)
     ------------   ------------
          904,268      3,661,663
     ------------   ------------

           (4,088)        13,705
     ------------   ------------
        4,769,954     (5,315,613)


       44,891,549     50,207,162
     ------------   ------------
     $ 49,661,503   $ 44,891,549
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (120,281)  $    378,435   $     (8,070)  $     19,134
   Net realized gain (loss) on investments......      (477,130)      (548,221)       (26,089)      (104,460)
   Realized gain distribution received..........            --         67,665             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,902,594    (10,625,185)       414,036       (500,515)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,305,183    (10,727,306)       379,877       (585,841)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,181,608     13,086,031        602,262      1,168,604
   Cost of insurance............................    (2,301,694)    (4,803,853)      (163,205)      (311,190)
   Policyowners' surrenders.....................    (1,064,696)    (1,700,065)       (46,064)       (81,243)
   Net transfers from (to) Fixed Account........      (224,730)       657,910         12,502        109,651
   Transfers between Investment Divisions.......       (13,032)       923,047        260,538        133,973
   Policyowners' death benefits.................       (75,564)       (50,724)        (1,498)        (6,611)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,501,892      8,112,346        664,535      1,013,184
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (2,839)        19,456           (274)           890
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     5,804,236     (2,595,504)     1,044,138        428,233
NET ASSETS:
   Beginning of period..........................    41,362,363     43,957,867      2,796,082      2,367,849
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 47,166,599   $ 41,362,363   $  3,840,220   $  2,796,082
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (8,363)  $      5,275
   Net realized gain (loss) on investments......       (89,485)       (72,036)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       428,147       (751,026)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       330,299       (817,787)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       756,531      1,568,100
   Cost of insurance............................      (187,986)      (382,256)
   Policyowners' surrenders.....................      (132,204)       (68,276)
   Net transfers from (to) Fixed Account........       (36,397)       131,181
   Transfers between Investment Divisions.......       119,651         49,350
   Policyowners' death benefits.................          (184)          (198)
                                                  ------------   ------------
     Net contributions and (withdrawals)........       519,411      1,297,901
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (249)         1,056
                                                  ------------   ------------
       Increase (decrease) in net assets........       849,461        481,170
NET ASSETS:
   Beginning of period..........................     3,172,901      2,691,731
                                                  ------------   ------------
   End of period................................  $  4,022,362   $  3,172,901
                                                  ============   ============

                                                                                                                DREYFUS VIF
                                                                                        DREYFUS IP               DEVELOPING
                                                            CALVERT                 TECHNOLOGY GROWTH--          LEADERS--
                                                        SOCIAL BALANCED               INITIAL SHARES           INITIAL SHARES
                                                  ---------------------------   ---------------------------   ----------------
                                                      2003           2002           2003           2002           2003(F)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (7,629)  $     62,391   $     (3,266)  $     (4,219)    $         --
   Net realized gain (loss) on investments......       (83,350)       (83,753)       (67,257)       (92,583)             (12)
   Realized gain distribution received..........            --             --             --             --               --
   Change in unrealized appreciation
     (depreciation) on investments..............       321,853       (311,974)       384,967       (309,387)          11,758
                                                  ------------   ------------   ------------   ------------     ------------
     Net increase (decrease) in net assets
       resulting from operations................       230,874       (333,336)       314,444       (406,189)          11,746
                                                  ------------   ------------   ------------   ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       370,142        894,339        371,532        542,687              950
   Cost of insurance............................      (131,887)      (262,446)       (94,758)      (127,852)          (1,880)
   Policyowners' surrenders.....................       (77,411)      (146,316)       (40,347)        (8,135)              --
   Net transfers from (to) Fixed Account........       (24,017)        81,549         57,166        242,751            2,604
   Transfers between Investment Divisions.......       (37,468)       193,955        306,775        243,543           96,222
   Policyowners' death benefits.................          (111)          (805)            --            (30)              --
                                                  ------------   ------------   ------------   ------------     ------------
     Net contributions and (withdrawals)........        99,248        760,276        600,368        892,964           97,896
                                                  ------------   ------------   ------------   ------------     ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (198)           493           (239)           445               --
                                                  ------------   ------------   ------------   ------------     ------------
       Increase (decrease) in net assets........       329,924        427,433        914,573        487,220          109,642
NET ASSETS:
   Beginning of period..........................     2,615,622      2,188,189        962,195        474,975               --
                                                  ------------   ------------   ------------   ------------     ------------
   End of period................................  $  2,945,546   $  2,615,622   $  1,876,768   $    962,195     $    109,642
                                                  ============   ============   ============   ============     ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MainStay VP
            Eagle Asset                 Alger American                Alger American
         Management Growth            Leveraged All Cap--         Small Capitalization--
       Equity--Initial Class            Class O Shares                Class O Shares
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(b)          2003           2002
    ---------------------------------------------------------------------------------------
    $    (27,376)  $    (48,605)  $         --   $         --   $    (49,105)  $   (113,025)
        (366,642)      (830,713)           (25)           (31)      (124,340)    (1,963,361)
              --             --             --             --             --             --

       1,797,194     (2,660,979)         1,256           (638)     2,623,068     (3,919,484)
    ------------   ------------   ------------   ------------   ------------   ------------

       1,403,176     (3,540,297)         1,231           (669)     2,449,623     (5,995,870)
    ------------   ------------   ------------   ------------   ------------   ------------

       2,473,562      5,410,260             --             --      2,869,198      6,704,078
        (641,006)    (1,373,670)          (761)          (540)      (881,289)    (1,823,403)
        (256,709)      (530,244)            --             --       (416,516)      (657,407)
         (49,404)       281,501             --           (150)      (166,737)       (96,205)
        (286,312)       (27,818)           277          7,557        337,332        598,816
          (3,592)       (24,385)            --             --        (16,946)        (9,795)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,236,539      3,735,644           (484)         6,867      1,725,042      4,716,084
    ------------   ------------   ------------   ------------   ------------   ------------

          (1,227)         4,650             --             --         (2,746)         9,547
    ------------   ------------   ------------   ------------   ------------   ------------
       2,638,488        199,997            747          6,198      4,171,919     (1,270,239)

      10,296,501     10,096,504          6,198             --     15,026,672     16,296,911
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 12,934,989   $ 10,296,501   $      6,945   $      6,198   $ 19,198,591   $ 15,026,672
    ============   ============   ============   ============   ============   ============

              American                      American
             Century VP                    Century VP
           International--                   Value--
              Class II                      Class II
     ---------------------------   ---------------------------
         2003         2002(d)          2003         2002(c)
     ---------------------------------------------------------
     $          3   $         --   $         19   $         --
               --             --              6              9
               --             --             --             --

               55             (5)          (517)           (16)
     ------------   ------------   ------------   ------------

               58             (5)          (492)            (7)
     ------------   ------------   ------------   ------------

               --             --             31             --
              (70)            (5)          (356)           (18)
               --             --             --             --
              744            134          2,821            492
               --             --        129,308             --
               --             --             --             --
     ------------   ------------   ------------   ------------
              674            129        131,804            474
     ------------   ------------   ------------   ------------

               --             --             --             --
     ------------   ------------   ------------   ------------
              732            124        131,312            467

              124             --            467             --
     ------------   ------------   ------------   ------------
     $        856   $        124   $    131,779   $        467
     ============   ============   ============   ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    116,575   $     81,983   $    396,580   $    229,117   $        300   $        312
        (568,120)      (702,805)      (254,156)      (374,692)       (52,912)        (1,443)
              --             --             --        522,044             --             --

       6,650,235     (6,121,586)     2,579,290     (5,121,633)        48,203        (43,556)
    ------------   ------------   ------------   ------------   ------------   ------------

       6,198,690     (6,742,408)     2,721,714     (4,745,164)        (4,409)       (44,687)
    ------------   ------------   ------------   ------------   ------------   ------------
       9,770,837     20,803,195      3,632,621      7,880,989             --             --
      (3,486,091)    (7,068,273)    (1,305,597)    (2,618,542)        (1,174)        (4,641)
      (1,529,982)    (2,642,680)      (613,849)    (1,083,320)            --             --
        (567,321)      (186,803)      (107,650)       586,579             --             --
        (113,477)       121,398        732,543        439,784         77,956             79
         (53,395)       (38,722)        (5,471)       (23,119)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       4,020,571     10,988,115      2,332,597      5,182,371         76,782         (4,562)
    ------------   ------------   ------------   ------------   ------------   ------------

          (5,824)        12,598         (2,310)         8,998             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      10,213,437      4,258,305      5,052,001        446,205         72,373        (49,249)

      64,036,444     59,778,139     24,088,292     23,642,087        100,882        150,131
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 74,249,881   $ 64,036,444   $ 29,140,293   $ 24,088,292   $    173,255   $    100,882
    ============   ============   ============   ============   ============   ============

           FIDELITY(R) VIP               FIDELITY(R) VIP
             INDEX 500--                INVESTMENT GRADE
            INITIAL CLASS              BOND--INITIAL CLASS
     ---------------------------   ---------------------------
         2003           2002           2003         2002(e)
     ---------------------------------------------------------
     $      2,112   $      1,178   $      2,772   $         --
          (26,462)        (1,238)          (205)           129
               --             --            975             --

           29,227        (23,160)          (552)           863
     ------------   ------------   ------------   ------------

            4,877        (23,220)         2,990            992
     ------------   ------------   ------------   ------------

            2,883          5,068          8,370             --
           (4,836)        (4,769)        (2,989)          (177)
               --             --             --             --
           48,090             15        (55,094)          (129)
            7,261          7,478         23,188         50,708
               --             --             --             --
     ------------   ------------   ------------   ------------
           53,398          7,792        (26,525)        50,402
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
           58,275        (15,428)       (23,535)        51,394

           86,964        102,392         51,394             --
     ------------   ------------   ------------   ------------
     $    145,239   $     86,964   $     27,859   $     51,394
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                        FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           MID CAP--                    OVERSEAS--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003         2002(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,052   $      3,267   $        126   $         --
   Net realized gain (loss) on investments......       (20,129)        (2,354)          (280)           (18)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        40,271        (43,618)        23,870           (219)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        22,194        (42,705)        23,716           (237)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        19,770          5,645          1,587             --
   Cost of insurance............................       (23,062)       (19,521)        (2,837)          (130)
   Policyowners' surrenders.....................            --             --             --             --
   Net transfers from (to) Fixed Account........        25,210            424             21             --
   Transfers between Investment Divisions.......        (3,346)       104,713        139,977          1,178
   Policyowners' death benefits.................            --             --             --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        18,572         91,261        138,748          1,048
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --             --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........        40,766         48,556        162,464            811
NET ASSETS:
   Beginning of period..........................       392,516        343,960            811             --
                                                  ------------   ------------   ------------   ------------
   End of period................................  $    433,282   $    392,516   $    163,275   $        811
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --
   Net realized gain (loss) on investments......           (16)           (62)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............           390           (112)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................           374           (174)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........            --          1,553
   Cost of insurance............................           (75)          (164)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            --              8
   Transfers between Investment Divisions.......            --             --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........           (75)         1,397
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........           299          1,223
NET ASSETS:
   Beginning of period..........................         2,365          1,142
                                                  ------------   ------------
   End of period................................  $      2,664   $      2,365
                                                  ============   ============

                                                                                                               Van Kampen
                                                        T. Rowe Price                 T. Rowe Price           UIF Emerging
                                                        Equity Income               Limited-Term Bond        Markets Debt--
                                                          Portfolio                     Portfolio               Class I
                                                 ---------------------------   ---------------------------   --------------
                                                     2003           2002           2003         2002(e)         2003(g)
                                                 --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)................. $     73,219   $    113,857   $      2,478   $        311    $         --
   Net realized gain (loss) on investments......      (66,725)       (67,128)         1,973             89              --
   Realized gain distribution received..........           --          8,127             --             --              --
   Change in unrealized appreciation
     (depreciation) on investments..............    1,292,093     (1,492,287)           (27)           505             104
                                                 ------------   ------------   ------------   ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations................    1,298,587     (1,437,431)         4,424            905             104
                                                 ------------   ------------   ------------   ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    2,798,119      4,518,057         12,827             --              --
   Cost of insurance............................     (682,157)    (1,126,436)        (5,013)          (298)            (15)
   Policyowners' surrenders.....................     (338,116)      (260,509)            --             --              --
   Net transfers from (to) Fixed Account........       92,899      1,115,172        (91,580)          (122)             --
   Transfers between Investment Divisions.......    1,031,642      2,100,007        162,944         85,267          17,241
   Policyowners' death benefits.................         (415)        (4,730)            --             --              --
                                                 ------------   ------------   ------------   ------------    ------------
     Net contributions and (withdrawals)........    2,901,972      6,341,561         79,178         84,847          17,226
                                                 ------------   ------------   ------------   ------------    ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         (913)         2,501             --             --              --
                                                 ------------   ------------   ------------   ------------    ------------
       Increase (decrease) in net assets........    4,199,646      4,906,631         83,602         85,752          17,330
NET ASSETS:
   Beginning of period..........................   11,020,008      6,113,377         85,752             --              --
                                                 ------------   ------------   ------------   ------------    ------------
   End of period................................ $ 15,219,654   $ 11,020,008   $    169,354   $     85,752    $     17,330
                                                 ============   ============   ============   ============    ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                 MFS(R)
        Janus Aspen Series            Janus Aspen Series             MFS(R) INVESTORS           UTILITIES
            Balanced--                Worldwide Growth--              TRUST SERIES--            SERIES--
       Institutional Shares          Institutional Shares              INITIAL CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2003           2002           2003           2002           2003           2002          2003(f)
    -------------------------------------------------------------------------------------------------------
    $    797,136   $  1,395,591   $    437,458   $    249,977   $        325   $        288   $         80
        (102,000)      (100,131)    (1,439,933)    (1,829,952)          (289)          (308)            (1)
              --             --             --             --             --             --             --

       3,971,925     (6,432,043)     5,748,173    (20,771,292)         4,009        (12,582)           382
    ------------   ------------   ------------   ------------   ------------   ------------   ------------

       4,667,061     (5,136,583)     4,745,698    (22,351,267)         4,045        (12,602)           461
    ------------   ------------   ------------   ------------   ------------   ------------   ------------

      11,793,788     25,506,150     12,605,068     29,009,024             --             --            950
      (4,001,366)    (7,820,315)    (3,915,330)    (8,590,662)        (1,050)        (1,658)          (559)
      (2,013,070)    (2,877,257)    (1,848,343)    (3,174,246)            --             --             --
        (246,275)     1,584,432       (799,245)      (703,861)            --             10          2,604
         282,240        418,266     (1,444,962)    (2,868,183)            --             --             --
         (18,914)       (98,683)       (47,412)       (37,453)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,796,403     16,712,593      4,549,776     13,634,619         (1,050)        (1,648)         2,995
    ------------   ------------   ------------   ------------   ------------   ------------   ------------

          (4,089)         9,287         (3,345)        35,656             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,459,375     11,585,297      9,292,129     (8,680,992)         2,995        (14,250)         3,456

      74,300,275     62,714,978     69,373,177     78,054,169         46,388         60,638             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 84,759,650   $ 74,300,275   $ 78,665,306   $ 69,373,177   $     49,383   $     46,388   $      3,456
    ============   ============   ============   ============   ============   ============   ============


          NEUBERGER BERMAN
             AMT MID-CAP
               GROWTH
     ---------------------------
         2003           2002
     ---------------------------
     $         --   $         --
             (216)        (1,548)
               --             --

            1,339         (1,701)
     ------------   ------------

            1,123         (3,249)
     ------------   ------------

               --         19,180
             (890)        (1,066)
               --             --
               --         45,795
              277        (55,508)
               --             --
     ------------   ------------
             (613)         8,401
     ------------   ------------

               --             --
     ------------   ------------
              510          5,152

            9,591          4,439
     ------------   ------------
     $     10,101   $      9,591
     ============   ============

              Van Kampen                 Van Kampen
             UIF Emerging                 UIF U.S.
           Markets Equity--             Real Estate--
               Class I                     Class I
    ------------------------------      -------------
        2003              2002             2003(h)
    -------------------------------------------------
    $    (30,128)     $    (62,306)     $         --
        (114,108)       (1,680,372)               --
              --                --                --

       1,312,047           751,411                --
    ------------      ------------      ------------

       1,167,811          (991,267)               --
    ------------      ------------      ------------

       1,629,602         3,501,462                46
        (520,734)       (1,138,898)               --
        (276,317)         (462,808)               --
         (99,737)         (115,199)               --
         (11,104)         (307,104)               --
         (33,913)           (6,791)               --
    ------------      ------------      ------------
         687,797         1,470,662                46
    ------------      ------------      ------------

          (1,163)            1,719                --
    ------------      ------------      ------------

       1,854,445           481,114                46
       9,427,979         8,946,865                --
    ------------      ------------      ------------
    $ 11,282,424      $  9,427,979      $         46
    ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc.") (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity (Class I) (formerly known as Morgan Stanley UIF Emerging Markets Equity).

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP Inflation Protection (Class
II), American Century VP International (Class II), American Century VP Value (Class II), Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt (Class I), Van Kampen UIF Emerging

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Markets Equity (Class I) (formerly, "Morgan Stanley UIF Emerging Markets Equity"), and Van Kampen UIF U.S. Real Estate (Class I).

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century VP Inflation Protection (Class II), MFS(R) New Discovery Series, MFS(R) Research Series, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Absolute Return.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 Policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of VUL Separate Account-I are as follows:

                                                                 MAINSTAY VP
                                                MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                   BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                               INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                               -----------------------------------------------------------------
Number of shares.............................         1,758           10,315           37,613            2,146
Identified cost..............................    $   23,592       $  229,037       $   37,615       $   22,415


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                   CORE--          GROWTH--         GROWTH--         RETURN--
                                               INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                               -----------------------------------------------------------------
Number of shares.............................           717              930            1,040            3,374
Identified cost..............................    $    6,863       $    8,288       $    9,082       $   58,490

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                 MAINSTAY VP
                                                MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                   BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                               INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                               -----------------------------------------------------------------
Purchases....................................    $    3,700       $    8,776       $   30,800       $    2,704
Proceeds from sales..........................         1,130            2,630           37,115              616


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                   CORE--          GROWTH--         GROWTH--         RETURN--
                                               INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                               -----------------------------------------------------------------
Purchases....................................    $      610       $    1,211       $    1,368       $    2,356
Proceeds from sales..........................           115               83              159            1,589

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD       MAINSTAY VP        MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE          INDEXED         INTERNATIONAL
       INCOME--       GOVERNMENT--       EQUITY--          BOND--           EQUITY--           EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
           1,402            1,929            4,500            6,233             8,294                873
      $   13,098       $   21,021       $  105,839       $   57,715        $  180,988         $    8,452

                      MAINSTAY VP                       MAINSTAY VP
                        AMERICAN       MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
                        CENTURY       DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN
     MAINSTAY VP        INCOME &         COMPANY           GROWTH          LEVERAGED            SMALL
       VALUE--          GROWTH--         VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------
           3,678              423              458            1,287                --              1,365
      $   54,908       $    4,121       $    4,409       $   15,404        $        6         $   20,149

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD       MAINSTAY VP        MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE          INDEXED         INTERNATIONAL
       INCOME--       GOVERNMENT--       EQUITY--          BOND--           EQUITY--           EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    2,380       $    4,021       $    4,330       $    6,116        $   12,825         $   12,862
             712            2,509            1,774            1,797             3,210             12,322

                      MAINSTAY VP                       MAINSTAY VP
                        AMERICAN       MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
                        CENTURY       DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN
     MAINSTAY VP        INCOME &         COMPANY           GROWTH          LEVERAGED            SMALL
       VALUE--          GROWTH--         VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------
      $    3,639       $      718       $      741       $    1,651        $       --         $    2,134
           1,253               61              229              440                 1                456

--------------------------------------------------------------------------------


                                        AMERICAN           AMERICAN                             DREYFUS IP        DREYFUS VIF
                                       CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY         DEVELOPING
                                    INTERNATIONAL--        VALUE--             SOCIAL            GROWTH--          LEADERS--
                                        CLASS II           CLASS II           BALANCED        INITIAL SHARES     INITIAL SHARES
                                    --------------------------------------------------------------------------------------------
Number of shares..................             --                 20              1,804                262                  3
Identified cost...................     $        1         $      132         $    3,278         $    1,778         $       98

                                                         JANUS ASPEN                           JANUS ASPEN
                                                            SERIES          JANUS ASPEN           SERIES             MFS(R)
                                      FIDELITY(R)          MID CAP             SERIES           WORLDWIDE          INVESTORS
                                          VIP              GROWTH--          BALANCED--          GROWTH--            TRUST
                                       OVERSEAS--       INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL         SERIES--
                                     INITIAL CLASS          SHARES             SHARES             SHARES         INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................             14                 --              3,926              3,539                  3
Identified cost...................     $      140         $        2         $   92,665         $  126,923         $       58

  Investment activity for the six months ended June 30, 2003, was as follows:


                                        AMERICAN           AMERICAN                             DREYFUS IP        DREYFUS VIF
                                       CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY         DEVELOPING
                                    INTERNATIONAL--        VALUE--             SOCIAL            GROWTH--          LEADERS--
                                        CLASS II           CLASS II           BALANCED        INITIAL SHARES     INITIAL SHARES
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $        1         $      132         $      286         $      789         $      100
Proceeds from sales...............             --                 --                194                191                  2

                                                         JANUS ASPEN                           JANUS ASPEN
                                                            SERIES          JANUS ASPEN           SERIES             MFS(R)
                                      FIDELITY(R)          MID CAP             SERIES           WORLDWIDE          INVESTORS
                                          VIP              GROWTH--          BALANCED--          GROWTH--            TRUST
                                       OVERSEAS--       INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL         SERIES--
                                     INITIAL CLASS          SHARES             SHARES             SHARES         INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $      142         $       --         $    8,323         $    6,302         $       --
Proceeds from sales...............              3                 --              1,721              1,305                  1

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         FIDELITY(R)                                              FIDELITY(R)
      FIDELITY(R)            VIP            FIDELITY(R)        FIDELITY(R)            VIP            FIDELITY(R)
          VIP              EQUITY-              VIP                VIP             INVESTMENT            VIP
    CONTRAFUND(R)--        INCOME--           GROWTH--         INDEX 500--        GRADE BOND--        MID CAP--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
            3,769              1,482                  7                  1                  2                 23
       $   84,655         $   33,154         $      172         $      140         $       28         $      426

                                                                                   VAN KAMPEN         VAN KAMPEN
                                                                 T. ROWE              UIF                UIF
         MFS(R)           NEUBERGER           T. ROWE             PRICE             EMERGING           EMERGING
       UTILITIES          BERMAN AMT           PRICE           LIMITED-TERM         MARKETS            MARKETS
        SERIES--           MID-CAP         EQUITY INCOME           BOND              DEBT--            EQUITY--
     INITIAL CLASS          GROWTH           PORTFOLIO          PORTFOLIO           CLASS I            CLASS I
    ---------------------------------------------------------------------------------------------------------------
               --                  1                856                 33                  2              1,674
       $        3         $       10         $   15,436         $      169         $       17         $   11,553


        VAN KAMPEN
         UIF U.S.
           REAL
         ESTATE--
         CLASS I
     ----------------
                --
        $       --

                         FIDELITY(R)                                              FIDELITY(R)
      FIDELITY(R)            VIP            FIDELITY(R)        FIDELITY(R)            VIP            FIDELITY(R)
          VIP              EQUITY-              VIP                VIP             INVESTMENT            VIP
    CONTRAFUND(R)--        INCOME--           GROWTH--         INDEX 500--        GRADE BOND--        MID CAP--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
       $    5,576         $    3,417         $      173         $      120         $       35         $      190
            1,432                684                 96                 64                 58                170

                                                                                   VAN KAMPEN         VAN KAMPEN
                                                                 T. ROWE              UIF                UIF
         MFS(R)           NEUBERGER           T. ROWE             PRICE             EMERGING           EMERGING
       UTILITIES          BERMAN AMT           PRICE           LIMITED-TERM         MARKETS            MARKETS
        SERIES--           MID-CAP         EQUITY INCOME           BOND              DEBT--            EQUITY--
     INITIAL CLASS          GROWTH           PORTFOLIO          PORTFOLIO           CLASS I            CLASS I
    ---------------------------------------------------------------------------------------------------------------
       $        4         $       --         $    3,358         $      178         $       17         $      967
                1                  1                379                 96                 --                308


        VAN KAMPEN
         UIF U.S.
           REAL
         ESTATE--
         CLASS I
     ----------------
        $       --
                --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

     ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

     For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the policy has an alternative cash surrender value rider the mortality and expense risk charge currently ranges from 1.0% to 0.5%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum service charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................         74            154          1,182          2,359
Units redeemed on cost of insurance....        (33)           (62)          (529)          (985)
Units redeemed on surrenders...........        (29)           (29)          (265)          (419)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (14)          (113)           (97)          (332)
Units issued (redeemed) on transfers
  between Investment Divisions.........         45             92           (124)          (347)
Units redeemed on death benefits.......         (2)            (2)            (8)           (14)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         41             40            159            262
Units outstanding, beginning of
  period...............................        793            753          8,730          8,468
                                            ------         ------         ------         ------
Units outstanding, end of period.......        834            793          8,889          8,730
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        105            219          1,377          2,745
Units redeemed on cost of insurance....        (29)           (52)          (355)          (687)
Units redeemed on surrenders...........         (9)           (28)          (182)          (235)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (3)            57            (85)            57
Units issued (redeemed) on transfers
  between Investment Divisions.........         22             20           (111)           (99)
Units redeemed on death benefits.......         --             (1)            (2)            (3)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         86            215            642          1,778
Units outstanding, beginning of
  period...............................        540            325          5,381          3,603
                                            ------         ------         ------         ------
Units outstanding, end of period.......        626            540          6,023          5,381
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1             --             --              2
Units redeemed on cost of insurance....         (1)            (1)            --             (1)
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              1             --             --
Units issued (redeemed) on transfers
  between Investment Divisions.........         20              4             --              5
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         20              4             --              6
Units outstanding, beginning of
  period...............................          5              1             13              7
                                            ------         ------         ------         ------
Units outstanding, end of period.......         25              5             13             13
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                        MAINSTAY VP
                                          MAINSTAY VP                     EQUITY                      MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                   INCOME--                    GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------

        1,785          3,760             51            117             38             56             58             89
         (544)        (1,210)           (18)           (35)           (12)           (14)           (26)           (37)

      (10,006)        (9,396)           (12)           (13)            (5)            (6)           (38)           (24)

        5,261         (9,550)            (7)           (11)            (9)            --            (59)           (21)
         (676)         1,555             11             (8)            51            181             49            258
          (15)            (6)            --             --             (1)            --             --             (1)
      -------        -------        -------        -------        -------        -------        -------        -------
       (4,195)       (14,847)            25             50             62            217            (16)           264
       18,149         32,996            484            434            787            570            792            528
      -------        -------        -------        -------        -------        -------        -------        -------
       13,954         18,149            509            484            849            787            776            792
      =======        =======        =======        =======        =======        =======        =======        =======

        3,166          5,622            180            380             98            169             85            114
         (582)        (1,489)           (57)          (113)           (24)           (40)           (23)           (34)

       (1,402)          (763)           (21)           (41)            (5)            (4)           (12)           (13)

         (380)         2,548             (5)            61             --             66              1             34

         (676)        (4,624)            13             39             17             64             45            141
          (71)           (30)            (3)            (1)            --             --             --             (1)
      -------        -------        -------        -------        -------        -------        -------        -------
           55          1,264            107            325             86            255             96            241
       12,508         11,244            981            656            352             97            429            188
      -------        -------        -------        -------        -------        -------        -------        -------
       12,563         12,508          1,088            981            438            352            525            429
      =======        =======        =======        =======        =======        =======        =======        =======

        1,751          2,479              2              1             --             --              3             --
         (285)          (264)            --             --             --             --             --             --
           --             --             --             --             --             --             --             --

          128            837             (2)            --             --             --              2             --

       (2,710)          (595)             5              4             --             --             (2)             8
           --             --             --             --             --             --             --             --
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,116)         2,457              5              5             --             --              3              8
        2,974            517             10              5             --             --              8             --
      -------        -------        -------        -------        -------        -------        -------        -------
        1,858          2,974             15             10             --             --             11              8
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                               GROWTH EQUITY--              CORPORATE BOND--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        285            568            161            380
Units redeemed on cost of insurance....       (123)          (238)           (93)          (192)
Units redeemed on surrenders...........        (62)           (98)           (53)           (94)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (27)          (112)           (25)           (50)
Units issued (redeemed) on transfers
  between Investment Divisions.........        (40)           (64)            78              2
Units redeemed on death benefits.......         (3)            (2)            (3)            (4)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         30             54             65             42
Units outstanding, beginning of
  period...............................      2,402          2,348          1,921          1,879
                                            ------         ------         ------         ------
Units outstanding, end of period.......      2,432          2,402          1,986          1,921
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        541          1,086            199            354
Units redeemed on cost of insurance....       (145)          (281)           (48)           (95)
Units redeemed on surrenders...........        (64)           (79)           (15)           (25)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (55)            55             (2)           139
Units issued (redeemed) on transfers
  between Investment Divisions.........        (44)            (9)            70             84
Units redeemed on death benefits.......         (1)            (2)            (2)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        232            770            202            455
Units outstanding, beginning of
  period...............................      2,368          1,598            969            514
                                            ------         ------         ------         ------
Units outstanding, end of period.......      2,600          2,368          1,171            969
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1             --              1             --
Units redeemed on cost of insurance....         (1)            (1)            (3)            (2)
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1             --             (2)            --
Units issued (redeemed) on transfers
  between Investment Divisions.........         (7)             1              8              5
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         (6)            --              4              3
Units outstanding, beginning of
  period...............................         18             18             26             23
                                            ------         ------         ------         ------
Units outstanding, end of period.......         12             18             30             26
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
         INDEXED EQUITY--                  EQUITY--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------

          582          1,272             45             87              8             18             13             22
         (250)          (482)           (22)           (42)            (3)            (4)            (4)            (4)
         (124)          (217)            (9)           (18)            (4)            (3)            (2)            (1)

          (44)          (104)           (16)           (12)            (2)            (5)            (1)            (3)

          (30)          (190)            14             44             29             49             46             38
           (4)            (6)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          130            273             12             59             28             55             52             52
        4,665          4,392            471            412            570            515            570            518
       ------         ------         ------         ------         ------         ------         ------         ------
        4,795          4,665            483            471            598            570            622            570
       ======         ======         ======         ======         ======         ======         ======         ======

        1,258          2,378             47             80             29             49             61             90
         (314)          (608)           (12)           (21)            (6)           (11)           (14)           (21)
         (137)          (192)            (3)            (4)            (2)            (1)            (4)            (2)

          (27)           270             --             12              1             14              2             39

          (34)           (33)            21             22              1             12             41             18
           (2)            (3)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          744          1,812             53             89             23             63             86            124
        5,053          3,241            218            129             80             17            160             36
       ------         ------         ------         ------         ------         ------         ------         ------
        5,797          5,053            271            218            103             80            246            160
       ======         ======         ======         ======         ======         ======         ======         ======

            3             --             --             --             --             --             --             --
           (1)            --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --

            2              1             --             --             --             --             --             --

           10             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           14              1             --             --             --             --             --             --
            1             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           15              1             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................         20              32             217             468
Units redeemed on cost of insurance....         (7)             (9)           (118)           (231)
Units redeemed on surrenders...........         (6)             (4)            (57)           (103)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (3)             (8)            (31)            (70)
Units issued (redeemed) on transfers
  between Investment Divisions.........         32              97             (17)            (38)
Units redeemed on death benefits.......         --              --              (4)             (8)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         36             108             (10)             18
Units outstanding, beginning of
  period...............................        644             536           2,215           2,197
                                            ------          ------          ------          ------
Units outstanding, end of period.......        680             644           2,205           2,215
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         83             116             213             435
Units redeemed on cost of insurance....        (18)            (28)            (61)           (126)
Units redeemed on surrenders...........         (4)             (3)            (28)            (34)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1              42              (6)             58
Units issued (redeemed) on transfers
  between Investment Divisions.........         38              35             (10)             (7)
Units redeemed on death benefits.......         --              --              --              (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        100             162             108             325
Units outstanding, beginning of
  period...............................        202              40             998             673
                                            ------          ------          ------          ------
Units outstanding, end of period.......        302             202           1,106             998
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................         --              --              --               1
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --              --              --              (1)
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
Units outstanding, beginning of
  period...............................         --              --              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......         --              --              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------

          226             446              10              19              15              29              54             119
         (102)           (197)             (3)             (5)             (3)             (6)            (15)            (31)
          (55)            (86)             --              --             (11)             (1)             (8)            (30)

          (26)            (57)             (1)             --              (1)             (1)             (5)            (11)

          (12)             18               3              14              15               5             (14)             (1)
           (3)             (2)             --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
           28             122               9              28              15              26              12              46
        2,017           1,895             104              76              96              70             405             359
       ------          ------          ------          ------          ------          ------          ------          ------
        2,045           2,017             113             104             111              96             417             405
       ======          ======          ======          ======          ======          ======          ======          ======

          247             462              63             127              76             144             261             535
          (62)           (121)            (17)            (34)            (19)            (37)            (68)           (135)
          (21)            (18)             (6)            (10)             (7)             (7)            (28)            (41)

           (3)             88              (1)              8              (9)              7              (8)             19

          (14)             45              (5)             --              (3)             (3)            (30)            (24)
           (3)             (1)             --              (1)             --              --              --              (3)
       ------          ------          ------          ------          ------          ------          ------          ------
          144             455              34              90              38             104             127             351
          948             493             284             194             296             192           1,060             709
       ------          ------          ------          ------          ------          ------          ------          ------
        1,092             948             318             284             334             296           1,187           1,060
       ======          ======          ======          ======          ======          ======          ======          ======

            1               5              --              --               1              --               3              --
           (4)             (3)             --              --              --              --              --              --
           --              --              --              --              --              --              --              --

            1               7              --              --              --              --              (5)             --

           37              (3)             32               1              --               1              --              11
           --              --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
           35               6              32               1               1               1              (2)             11
           35              29               1              --               1              --              13               2
       ------          ------          ------          ------          ------          ------          ------          ------
           70              35              33               1               2               1              11              13
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     ALGER
                                           ALGER AMERICAN          AMERICAN
                                             LEVERAGED               SMALL           AMERICAN CENTURY
                                             ALL CAP--         CAPITALIZATION--     VP INTERNATIONAL--
                                           CLASS O SHARES       CLASS O SHARES           CLASS II
                                         ------------------   -------------------   ------------------
                                           2003     2002(c)     2003       2002       2003     2002(e)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................       --        --        211        449         --        --
Units redeemed on cost of insurance....       --        --        (70)      (134)        --        --
Units redeemed on surrenders...........       --        --        (34)       (48)        --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --        (18)       (35)        --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --        --          3        (61)        --        --
Units redeemed on death benefits.......       --        --         (2)        (1)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --         90        170         --        --
Units outstanding, beginning of
  period...............................       --        --      1,373      1,203         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......       --        --      1,463      1,373         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................       --        --        277        598         --        --
Units redeemed on cost of insurance....       --        --        (78)      (150)        --        --
Units redeemed on surrenders...........       --        --        (38)       (57)        --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --        (13)         8         --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --        --        (12)       (12)        --        --
Units redeemed on death benefits.......       --        --         (1)        --         --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        135        387         --        --
Units outstanding, beginning of
  period...............................       --        --      1,237        850         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......       --        --      1,372      1,237         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................       --        --          2          3         --        --
Units redeemed on cost of insurance....       --        --         (1)        (1)        --        --
Units redeemed on surrenders...........       --        --         --         --         --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --         --          5         --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --         1         46         (3)        --        --
Units redeemed on death benefits.......       --        --         --         --         --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --         1         47          4         --        --
Units outstanding, beginning of
  period...............................        1        --          7          3         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......        1         1         54          7         --        --
                                          ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                   DREYFUS IP          DREYFUS VIF          FIDELITY(R)
         AMERICAN              CALVERT             TECHNOLOGY           DEVELOPING              VIP
    CENTURY VP VALUE--         SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--
         CLASS II             BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS
    ------------------   -------------------   -------------------   ----------------   -------------------
      2003     2002(d)     2003       2002       2003       2002         2003(g)          2003       2002
    -------------------------------------------------------------------------------------------------------

         --        --         11         22          6          8             --            332        716
         --        --         (5)        (9)        (3)        (3)            --           (142)      (281)
         --        --         (3)        (8)        (3)        --             --            (66)      (117)

         --        --         (2)        (2)        --         --             --            (37)       (64)

         --        --          2          2         17         20             --            (10)        (3)
         --        --         --         --         --         --             --             (3)        (2)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          3          5         17         25             --             74        249
         --        --         99         94         54         29             --          2,940      2,691
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --        102         99         71         54             --          3,014      2,940
     ======    ======     ======     ======     ======     ======         ======         ======     ======

         --        --         26         68         37         59             --            490        998
         --        --         (8)       (16)        (8)       (13)            --           (139)      (279)
         --        --         (5)        (5)        (3)        (1)            --            (62)       (88)
         --        --         (5)         6          2         23             --            (31)        53
         --        --         (7)        17         25          4             --             (9)         4
         --        --         --         --         --         --             --             (1)        (1)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          1         70         53         72             --            248        687
         --        --        165         95         91         19             --          2,273      1,586
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --        166        165        144         91             --          2,521      2,273
     ======    ======     ======     ======     ======     ======         ======         ======     ======

         --        --         --         --          1         --             --              1          2
         --        --         --         --         --         --             --             (1)        (1)
         --        --         --         --         --         --             --             --         --

         --        --         --         --         --         --             --              1         --

         12        --         --         --         --          3             10             (2)         2
         --        --         --         --         --         --             --             --         --
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         12        --         --         --          1          3             10             (1)         3
         --        --         --         --          3         --             --             20         17
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         12        --         --         --          4          3             10             19         20
     ======    ======     ======     ======     ======     ======         ======         ======     ======

--------------------------------------------------------------------------------



                                                  Fidelity(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        133             298              --              --
Units redeemed on cost of insurance....        (58)           (113)             --              --
Units redeemed on surrenders...........        (34)            (61)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (12)            (27)             --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          2               8              --              --
Units redeemed on death benefits.......         --              (1)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         31             104              --              --
Units outstanding, beginning of
  period...............................      1,241           1,137              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......      1,272           1,241              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        184             353              --              --
Units redeemed on cost of insurance....        (53)           (101)             --              --
Units redeemed on surrenders...........        (19)            (24)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (4)             63              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         28              28              --              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        136             319              --              --
Units outstanding, beginning of
  period...............................        855             536              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......        991             855              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          2               4              --              --
Units redeemed on cost of insurance....         (1)             --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               6              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         48              (4)              7              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         49               6               7              --
Units outstanding, beginning of
  period...............................          6              --              15              15
                                            ------          ------          ------          ------
Units outstanding, end of period.......         55               6              22              15
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                JANUS ASPEN
                                                                                                  SERIES
        FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             MID CAP
            VIP               INVESTMENT            FIDELITY(R)               VIP                GROWTH--
        INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003     2002(f)      2003       2002       2003     2002(a)      2003       2002
    -----------------------------------------------------------------------------------------------------------

         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --

         --         --         --         --         --         --         --         --         --         --

         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --

         --         --         --         --         --         --         --         --         --         --

         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

         --          1          1         --          2          1         --         --         --         --
         --         (1)        --         --         (2)        (2)        --         --         --         --
         --         --         --         --         --         --         --         --         --         --

          6         --         (5)        --          3         --         --         --         --         --

         --          1          2          5         (2)        10         19         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
          6          1         (2)         5          1          9         19         --         --         --
         11         10          5         --         42         33         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         17         11          3          5         43         42         19         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                  BALANCED--                       GROWTH--
                                             INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        224             509             439             909
Units redeemed on cost of insurance....        (91)           (177)           (169)           (320)
Units redeemed on surrenders...........        (58)            (86)            (84)           (142)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (23)            (48)            (47)           (101)
Units issued (redeemed) on transfers
  between Investment Divisions.........         30              10             (65)           (163)
Units redeemed on death benefits.......         (1)             (1)             (3)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         81             207              71             181
Units outstanding, beginning of
  period...............................      2,089           1,882           3,323           3,142
                                            ------          ------          ------          ------
Units outstanding, end of period.......      2,170           2,089           3,394           3,323
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        697           1,521           1,038           2,023
Units redeemed on cost of insurance....       (213)           (436)           (264)           (513)
Units redeemed on surrenders...........        (96)           (127)           (127)           (152)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (42)            150             (43)             46
Units issued (redeemed) on transfers
  between Investment Divisions.........        (12)             29            (100)            (94)
Units redeemed on death benefits.......         (1)             (7)             (1)             (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        333           1,130             503           1,309
Units outstanding, beginning of
  period...............................      3,653           2,523           4,055           2,746
                                            ------          ------          ------          ------
Units outstanding, end of period.......      3,986           3,653           4,558           4,055
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1               5               1               1
Units redeemed on cost of insurance....         (1)             (1)             --              (1)
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          2              10              (5)             --
Units issued (redeemed) on transfers
  between Investment Divisions.........          3             (11)             --               8
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          5               3              (4)              8
Units outstanding, beginning of
  period...............................         12               9              18              10
                                            ------          ------          ------          ------
Units outstanding, end of period.......         17              12              14              18
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



               MFS(R)                  MFS(R)                 NEUBERGER
              INVESTORS               UTILITIES              BERMAN AMT
           TRUST SERIES--             SERIES--                 MID-CAP                      T. ROWE PRICE
            INITIAL CLASS           INITIAL CLASS              GROWTH                  EQUITY INCOME PORTFOLIO
    -----------------------------   -------------   -----------------------------   -----------------------------
        2003            2002           2003(g)          2003            2002            2003            2002
    -------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              62              87
           --              --              --              --              --             (12)            (19)
           --              --              --              --              --             (15)            (11)

           --              --              --              --              --              (3)             14

           --              --              --              --              --              31             115
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              63             186
           --              --              --              --              --             368             182
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             431             368
       ======          ======          ======          ======          ======          ======          ======

           --              --              --              --              --             192             333
           --              --              --              --              --             (46)            (84)
           --              --              --              --              --             (18)            (15)

           --              --              --              --              --               1              71

           --              --              --              --              --              25              63
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             154             368
           --              --              --              --              --             717             349
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             871             717
       ======          ======          ======          ======          ======          ======          ======

           --              --              --              --               2               3              --
           --              --              --              --              --              (4)             (2)
           --              --              --              --              --              --              --
           --              --              --              --               4              (4)             --
           --              --              --              --              (5)             50              13
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --               1              45              11
            6               6              --               1              --              32              21
       ------          ------          ------          ------          ------          ------          ------
            6               6              --               1               1              77              32
       ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                                     VAN KAMPEN
                                                                 VAN KAMPEN              UIF           VAN KAMPEN
                                                                    UIF               EMERGING          UIF U.S.
                                           T. ROWE PRICE      EMERGING MARKETS         MARKETS            REAL
                                            LIMITED-TERM           DEBT--             EQUITY--          ESTATE--
                                           BOND PORTFOLIO         CLASS I              CLASS I          CLASS I
                                         ------------------   ----------------   -------------------   ----------
                                           2003     2002(f)       2003(h)          2003       2002      2003(h)
                                         ------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................       --        --             --            110        217          --
Units redeemed on cost of insurance....       --        --             --            (39)       (78)         --
Units redeemed on surrenders...........       --        --             --            (18)       (30)         --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --             --            (10)       (25)         --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       --        --             --              3        (34)         --
Units redeemed on death benefits.......       --        --             --             (4)        --          --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............       --        --             --             42         50          --
Units outstanding, beginning of
  period...............................       --        --             --            792        742          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       --        --             --            834        792          --
                                          ======    ======         ======         ======     ======      ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................       --        --             --             99        201          --
Units redeemed on cost of insurance....       --        --             --            (28)       (59)         --
Units redeemed on surrenders...........       --        --             --            (19)       (28)         --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --             --             (4)         4          --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       --        --             --             (3)        --          --
Units redeemed on death benefits.......       --        --             --             --         (1)         --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............       --        --             --             45        117          --
Units outstanding, beginning of
  period...............................       --        --             --            461        344          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       --        --             --            506        461          --
                                          ======    ======         ======         ======     ======      ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................        1        --             --             --         --          --
Units redeemed on cost of insurance....       --        --             --             --         --          --
Units redeemed on surrenders...........       --        --             --             --         --          --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (9)       --             --             --         --          --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       16         8              2             --         --          --
Units redeemed on death benefits.......       --        --             --             --         --          --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............        8         8              2             --         --          --
Units outstanding, beginning of
  period...............................        8        --             --             --         --          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       16         8              2             --         --          --
                                          ======    ======         ======         ======     ======      ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                                 MainStay VP
                                                           MainStay VP             Capital
                                                             Bond--            Appreciation--          MainStay VP
                                                          Initial Class         Initial Class        Cash Management
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        23         14         41         27        743        396
Units redeemed on cost of insurance..................        (8)        (3)       (13)        (6)      (150)       (78)
Units redeemed on surrenders.........................        --         --         --         --        (27)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        36         37         29         34        619      1,416
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --          4          1         --       (559)      (272)
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        51         52         58         55        626      1,462
Units outstanding, beginning of period...............        52         --         55         --      1,462         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................       103         52        113         55      2,088      1,462
                                                       ========   ========   ========   ========   ========   ========


                                                           MainStay VP           MainStay VP           MainStay VP
                                                          International            Mid Cap               Mid Cap
                                                            Equity--               Core--               Growth--
                                                          Initial Class         Initial Class         Initial Class
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................         8          3          8          6         15         12
Units redeemed on cost of insurance..................        (2)        (1)        (2)        (1)        (4)        (2)
Units redeemed on surrenders.........................        --         --         (1)        --         (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................         7          4          3          4          9         26
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --          2         --          2         (2)
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        13          6         10          9         21         34
Units outstanding, beginning of period...............         6         --          9         --         34         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        19          6         19          9         55         34
                                                       ========   ========   ========   ========   ========   ========

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                MAINSTAY VP
                              MAINSTAY VP                                                       HIGH YIELD
        MAINSTAY VP             EQUITY              MAINSTAY VP           MAINSTAY VP            CORPORATE
       CONVERTIBLE--           INCOME--            GOVERNMENT--         GROWTH EQUITY--           BOND--
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          34         16         37         24         23         12         39         28         38         19
          (6)        (3)       (10)        (5)        (8)        (3)       (10)        (5)       (10)        (6)
          --         --         (1)        --         (1)        --         --         --         (1)        --

          26         20         27         33         39         46         23         27         37         74

           2          2          1          3         --          4          3          1         22         --
          --         --         --         (1)        --         --         --         --         --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          56         35         54         54         53         59         55         51         86         87
          35         --         54         --         59         --         51         --         87         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          91         35        108         54        112         59        106         51        173         87
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


         MAINSTAY VP
      INDEXED EQUITY--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
          156         80
          (32)       (17)
           (2)        --

           55        157

           10          1
           --         --
     --------   --------
          187        221
          221         --
     --------   --------
          408        221
     ========   ========

                                                                          MAINSTAY VP
                                                                           AMERICAN             MAINSTAY VP
        MAINSTAY VP                                                         CENTURY            DREYFUS LARGE
         SMALL CAP            MAINSTAY VP           MAINSTAY VP            INCOME &               COMPANY
         GROWTH--           TOTAL RETURN--            VALUE--              GROWTH--               VALUE--
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          20         11         13          5         39         31          8          5          4          3
          (6)        (3)        (5)        (2)       (10)        (6)        (2)        (1)        (1)        (1)
          --         --         --         --         --         --         --         --         --         --

          11         16         11         36         24         61          3          4          4          7

           2          2          2          1         --          1          1         --          2         --
          --         --         --         --         --         --         --         --         --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          27         26         21         40         53         87         10          8          9          9
          26         --         40         --         87         --          8         --          9         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          53         26         61         40        140         87         18          8         18          9
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


         MAINSTAY VP
         EAGLE ASSET
         MANAGEMENT
       GROWTH EQUITY--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
           17          6
           (4)        (2)
           --         --

            8         15

            2         --
           --         --
     --------   --------
           23         19
           19         --
     --------   --------
           42         19
     ========   ========

--------------------------------------------------------------------------------


                                                              Alger                 Alger
                                                            American              American
                                                            Leveraged               Small           American Century
                                                            All Cap--         Capitalization--     VP International--
                                                         Class O Shares        Class O Shares           Class II
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        --         --          7          4         --         --
Units redeemed on cost of insurance..................        --         --         (2)        (1)        --         --
Units redeemed on surrenders.........................        --         --         --         --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        --         --          2          5         --         --
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --         --         --         --         --
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        --         --          7          8         --         --
Units outstanding, beginning of period...............        --         --          8         --         --         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        --         --         15          8         --         --
                                                       ========   ========   ========   ========   ========   ========

                                                                                                       FIDELITY(R)
                                                           FIDELITY(R)           FIDELITY(R)               VIP
                                                               VIP                   VIP               INVESTMENT
                                                            GROWTH--             INDEX 500--          GRADE BOND--
                                                          INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        --         --         --         --         --         --
Units redeemed on cost of insurance..................        --         --         --         --         --         --
Units redeemed on surrenders.........................        --         --         --         --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        --         --         --         --         --         --
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --         --         --         --         --
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        --         --         --         --         --         --
Units outstanding, beginning of period...............        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        --         --         --         --         --         --
                                                       ========   ========   ========   ========   ========   ========

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                    DREYFUS IP          DREYFUS VIF          FIDELITY(R)           FIDELITY(R)
     AMERICAN CENTURY           CALVERT             TECHNOLOGY           DEVELOPING              VIP                   VIP
        VP VALUE--              SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--       EQUITY-INCOME--
         CLASS II              BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   ----------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002           2003           2003       2002       2003       2002
    ------------------------------------------------------------------------------------------------------------------------------
          --         --          3          1         10          5             --             56         31         27         16
          --         --         (1)        --         (3)        (1)            --            (16)        (8)        (8)        (4)
          --         --         --         --         --         --             --             (1)        --         --         --

          --         --          4          5          5          5             --             26         31         10         24

          --         --         --         --          3         --             --             11          5          5          3
          --         --         --         --         --         --             --             --         --         --         --
    --------   --------   --------   --------   --------   --------       --------       --------   --------   --------   --------
          --         --          6          6         15          9             --             76         59         34         39
          --         --          6         --          9         --             --             59         --         39         --
    --------   --------   --------   --------   --------   --------       --------       --------   --------   --------   --------
          --         --         12          6         24          9             --            135         59         73         39
    ========   ========   ========   ========   ========   ========       ========       ========   ========   ========   ========

                                                    JANUS ASPEN                                 JANUS ASPEN
                                                      SERIES              JANUS ASPEN             SERIES
        FIDELITY(R)           FIDELITY(R)             MID CAP               SERIES               WORLDWIDE
            VIP                   VIP                GROWTH--             BALANCED--             GROWTH--
         MID CAP--            OVERSEAS--           INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS            SHARES                SHARES                SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          --         --         --         --         --         --         74         50         43         29
          --         --         --         --         --         --        (22)       (12)       (11)        (6)
          --         --         --         --         --         --         (1)        --         --         --

          --         --         --         --         --         --         59         76         11         27

          --         --         --         --         --         --        (17)         1          1          1
          --         --         --         --         --         --         --         (1)        --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          --         --         --         --         --         --         93        114         44         51
          --         --         --         --         --         --        114         --         51         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          --         --         --         --         --         --        207        114         95         51
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


           MFS(R)
          INVESTORS
       TRUST SERIES--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
           --         --
           --         --
           --         --

           --         --

           --         --
           --         --
     --------   --------
           --         --
           --         --
     --------   --------
           --         --
     ========   ========

--------------------------------------------------------------------------------



                                                                MFS(R)             NEUBERGER           T. ROWE PRICE
                                                              UTILITIES             BERMAN                EQUITY
                                                               SERIES--           AMT MID-CAP             INCOME
                                                            INITIAL CLASS           GROWTH               PORTFOLIO
                                                           ----------------   -------------------   -------------------
                                                                 2003           2003       2002       2003       2002
                                                           ------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from policyowners......           --             --         --         37         17
Units redeemed on cost of insurance......................           --             --         --        (10)        (5)
Units redeemed on surrenders.............................           --             --         --         (1)        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................           --             --         --         16         21
Units issued (redeemed) on transfers between Investment
  Divisions..............................................           --             --         --          6          2
Units redeemed on death benefits.........................           --             --         --         --         (1)
                                                               -------        -------    -------    -------    -------
  Net increase (decrease)................................           --             --         --         48         34
Units outstanding, beginning of period...................           --             --         --         34         --
                                                               -------        -------    -------    -------    -------
Units outstanding, end of period.........................           --             --         --         82         34
                                                               =======        =======    =======    =======    =======

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                             Van Kampen          Van Kampen
                                UIF                  UIF
                              Emerging            Emerging            Van Kampen
       T. Rowe Price          Markets              Markets             UIF U.S.
       Limited-Term            Debt--             Equity--          Real Estate--
      Bond Portfolio          Class I              Class I             Class I
    -------------------   ----------------   -------------------   ----------------
      2003       2002           2003           2003       2002           2003
    -------------------------------------------------------------------------------
          --         --             --              7          3             --
          --         --             --             (2)        (1)            --
          --         --             --             --         --             --

          --         --             --              1          6             --

          --         --             --             (1)         1             --
          --         --             --             --         --             --
    --------   --------       --------       --------   --------       --------
          --         --             --              5          9             --
          --         --             --              9         --             --
    --------   --------       --------       --------   --------       --------
          --         --             --             14          9             --
    ========   ========       ========       ========   ========       ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2003, and December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                                 MAINSTAY VP
                                                                             BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 15,226   $ 13,958   $ 12,184   $  8,626   $  7,108   $  5,916
Units Outstanding..................................         834        793        753        578        520        423
Unit Value.........................................    $  18.25   $  17.59   $  16.18   $  14.91   $  13.68   $  13.99
Total Return.......................................         3.7%       8.7%       8.5%       9.0%      (2.2%)      8.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)      3.9%       4.7%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  8,418   $  6,999   $  3,868   $    597   $     89   $     --
Units Outstanding..................................         626        540        325         55          1         --
Unit Value.........................................    $  13.45   $  12.96   $  11.89   $  10.94   $  10.01   $     --
Total Return.......................................         3.8%       9.0%       8.7%       9.3%       0.1%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)      5.2%       9.1%

GROUP 3 POLICIES
Net Assets.........................................    $    285   $     55   $      7   $     --   $     --   $     --
Units Outstanding..................................          25          5          1         --         --         --
Unit Value.........................................    $  11.44   $  10.99   $  10.04   $     --   $     --   $     --
Total Return.......................................         4.1%       9.5%       0.4%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $  1,154   $    552   $     --   $     --   $     --   $     --
Units Outstanding..................................         103         52         --         --         --         --
Unit Value.........................................    $  11.15   $  10.72   $     --   $     --   $     --   $     --
Total Return.......................................         4.1%       7.2%        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%      16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
    ---------------------------------------------------------------   -----------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $147,100   $131,204   $185,293   $225,952   $246,982   $ 63,136   $ 19,590   $ 25,473   $ 46,014   $ 40,729
       8,889      8,730      8,468      7,873      7,630      6,277     13,954     18,149     32,996     30,117
    $  16.55   $  15.03   $  21.88   $  28.70   $  32.37   $  25.99   $   1.40   $   1.40   $   1.39   $   1.35
        10.1%     (31.4%)    (23.8%)    (11.3%)     24.5%      37.2%        --%       0.6%       3.0%       5.5%
        (0.3%)     (0.6%)     (0.6%)                                        --%       0.7%       3.0%

    $ 37,574   $ 30,458   $ 29,631   $ 15,454   $    848   $     --   $ 13,951   $ 13,871   $ 12,365   $  3,264
       6,023      5,381      3,603      1,436         70         --     12,563     12,508     11,244      3,067
    $   6.24   $   5.66   $   8.22   $  10.76   $  12.12   $     --   $   1.11   $   1.11   $   1.10   $   1.06
        10.2%     (31.2%)    (23.6%)    (11.2%)     21.2%        --        0.1%       0.8%       3.8%       5.0%
        (0.2%)     (0.4%)     (0.4%)                                       0.1%       0.8%       2.9%

    $    104   $     89   $     72   $     --   $     --   $     --   $  1,913   $  3,050   $    523   $     --
          13         13          7         --         --         --      1,858      2,974        517         --
    $   7.87   $   7.12   $  10.30   $     --   $     --   $     --   $   1.03   $   1.03   $   1.01   $     --
        10.5%     (30.9%)      3.0%        --         --         --        0.4%       2.0%       1.0%        --
          --%       0.1%       0.3%                                        0.4%       1.2%       2.1%

    $    996   $    443   $     --   $     --   $     --   $     --   $  2,110   $  1,472   $     --   $     --
         113         55         --         --         --         --      2,088      1,462         --         --
    $   8.83   $   7.99   $     --   $     --   $     --   $     --   $   1.01   $   1.01   $     --   $     --
        10.5%     (20.1%)       --         --         --         --        0.4%       1.0%        --         --
          --%       0.3%        --                                         0.4%       1.0%        --


         MAINSTAY VP
       CASH MANAGEMENT
     -------------------
       1999       1998
     -------------------
     $ 22,448   $ 14,406
       17,483     11,682
     $   1.28   $   1.23
          4.1%       4.2%
     $    270   $     --
          268         --
     $   1.01   $     --
          1.0%        --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                       CONVERTIBLE--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  8,043   $  7,003   $  6,864   $  4,815   $  3,291   $  1,765
Units Outstanding..................................       509        484        434        295        190        144
Unit Value.........................................  $  15.79   $  14.48   $  15.83   $  16.30   $  17.28   $  12.26
Total Return.......................................       9.1%      (8.5%)     (2.9%)     (5.7%)     40.9%       3.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.3%)      2.2%       3.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 12,036   $  9,942   $  7,252   $  2,692   $     83   $     --
Units Outstanding..................................     1,088        981        656        237          7         --
Unit Value.........................................  $  11.07   $  10.14   $  11.06   $  11.36   $  12.02   $     --
Total Return.......................................       9.2%      (8.3%)     (2.6%)     (5.5%)     20.2%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.2%)      2.8%       4.7%

GROUP 3 POLICIES
Net Assets.........................................  $    160   $     94   $     52   $     --   $     --   $     --
Units Outstanding..................................        15         10          5         --         --         --
Unit Value.........................................  $  10.36   $   9.46   $  10.28   $     --   $     --   $     --
Total Return.......................................       9.5%      (8.1%)      2.8%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $    953   $    336   $     --   $     --   $     --   $     --
Units Outstanding..................................        91         35         --         --         --         --
Unit Value.........................................  $  10.45   $   9.55   $     --   $     --   $     --   $     --
Total Return.......................................       9.5%      (4.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                                       MAINSTAY VP
     EQUITY INCOME--INITIAL CLASS                       GOVERNMENT--INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $  7,588   $  6,585   $  5,620   $ 13,498   $ 13,456   $  8,224   $  4,168   $  3,255   $  3,451
         849        787        570        776        792        528        284        270        255
    $   8.93   $   8.37   $   9.86   $  17.38   $  16.98   $  15.57   $  14.70   $  13.19   $  13.52
         6.8%     (15.1%)     (1.4%)      2.4%       9.1%       5.9%      11.4%      (2.4%)      8.2%
        (0.3%)      0.4%       0.4%      (0.3%)      3.1%       4.8%

    $  3,931   $  2,954   $    962   $  7,002   $  5,589   $  2,237   $    150   $      9   $     --
         438        352         97        525        429        188         13          1         --
    $   8.97   $   8.39   $   9.87   $  13.33   $  13.01   $  11.91   $  11.22   $  10.05   $     --
         6.9%     (15.0%)     (1.3%)      2.5%       9.3%       6.1%      11.6%       0.5%        --
        (0.2%)      0.9%       2.5%      (0.2%)      3.8%       8.2%

    $     --   $     --   $     --   $    121   $     90   $     --   $     --   $     --   $     --
          --         --         --         11          8         --         --         --         --
    $     --   $     --   $     --   $  11.17   $  10.88   $     --   $     --   $     --   $     --
          --         --         --        2.7%       8.8%        --         --         --         --
          --         --         --         --%       4.4%        --

    $    970   $    458   $     --   $  1,226   $    631   $     --   $     --   $     --   $     --
         108         54         --        112         59         --         --         --         --
    $   9.01   $   8.41   $     --   $  10.96   $  10.67   $     --   $     --   $     --   $     --
         7.1%     (15.9%)       --        2.7%       6.7%        --         --         --         --
          --%       3.4%        --         --%      10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MAINSTAY VP
                                                                         GROWTH EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------------------
                                                         2003        2002       2001       2000       1999       1998
                                                       ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 51,786    $ 46,902   $ 60,962   $ 69,704   $ 63,942   $ 39,473
Units Outstanding..................................       2,432       2,402      2,348      2,211      1,947      1,551
Unit Value.........................................    $  21.29    $  19.53   $  25.96   $  31.53   $  32.85   $  25.45
Total Return.......................................         9.0%      (24.8%)    (17.7%)     (4.0%)     29.1%      25.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       0.2%        --

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 20,789    $ 17,351   $ 15,533   $  7,403   $    322   $     --
Units Outstanding..................................       2,600       2,368      1,598        628         26         --
Unit Value.........................................    $   8.00    $   7.33   $   9.72   $  11.78   $  12.25   $     --
Total Return.......................................         9.2%      (24.6%)    (17.5%)     (3.8%)     22.5%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)       0.6%       0.5%

GROUP 3 POLICIES
Net Assets.........................................    $     92    $    135   $    178   $     --   $     --   $     --
Units Outstanding..................................          12          18         18         --         --         --
Unit Value.........................................    $   8.00    $   7.31   $   9.65   $     --   $     --   $     --
Total Return.......................................         9.4%      (24.2%)     (3.5%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................    $    970    $    429   $     --   $     --   $     --   $     --
Units Outstanding..................................         106          51         --         --         --         --
Unit Value.........................................    $   9.15    $   8.36   $     --   $     --   $     --   $     --
Total Return.......................................         9.4%      (16.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              HIGH YIELD                                       MAINSTAY VP
                     CORPORATE BOND--INITIAL CLASS                    INDEXED EQUITY--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 38,597   $ 30,983   $ 29,909   $ 26,361   $ 25,846   $ 18,803   $114,183   $ 99,916   $121,766
       1,986      1,921      1,879      1,726      1,581      1,289      4,795      4,665      4,392
    $  19.44   $  16.13   $  15.92   $  15.28   $  16.35   $  14.58   $  23.81   $  21.42   $  27.73
        20.5%       1.2%       4.2%      (6.5%)     12.1%       1.9%      11.2%     (22.8%)    (12.7%)
        (0.2%)     10.0%      11.3%                                       (0.3%)      0.6%       0.4%

    $ 14,521   $  9,959   $  5,199   $  1,398   $     90   $     --   $ 45,178   $ 35,382   $ 29,324
       1,171        969        514        144          9         --      5,797      5,053      3,241
    $  12.40   $  10.28   $  10.12   $   9.70   $  10.36   $     --   $   7.79   $   7.00   $   9.05
        20.6%       1.6%       4.3%      (6.4%)      3.6%        --       11.3%     (22.6%)    (12.6%)
        (0.1%)     12.2%      15.5%                                       (0.2%)      1.0%       0.9%

    $    371   $    271   $    234   $     --   $     --   $     --   $    132   $      9   $     --
          30         26         23         --         --         --         15          1         --
    $  12.42   $  10.27   $  10.06   $     --   $     --   $     --   $   8.75   $   7.85   $     --
        20.9%       2.1%       0.6%        --         --         --       11.6%     (21.5%)       --
         0.1%      11.3%     101.5%                                         --%       3.1%        --

    $  2,051   $    851   $     --   $     --   $     --   $     --   $  3,892   $  1,890   $     --
         173         87         --         --         --         --        408        221         --
    $  11.85   $   9.79   $     --   $     --   $     --   $     --   $   9.53   $   8.54   $     --
        20.9%      (2.1%)       --         --         --         --       11.6%     (14.6%)       --
         0.1%      29.2%        --                                          --%       4.4%        --


              MAINSTAY VP
     INDEXED EQUITY--INITIAL CLASS
     ------------------------------
       2000       1999       1998
    ----------------------------------------------------------------------------------------------------------------------
     $120,772   $118,869   $ 73,315
        3,800      3,369      2,491
     $  31.77   $  35.28   $  29.44
         (9.9%)     19.8%      27.6%
     $ 14,201   $  2,016   $     --
        1,373        176         --
     $  10.35   $  11.47   $     --
         (9.8%)     14.7%        --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                   INTERNATIONAL EQUITY--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  6,570   $  5,894   $  5,424   $  6,250   $  6,511   $  4,189
Units Outstanding..................................       483        471        412        405        343        281
Unit Value.........................................  $  13.61   $  12.51   $  13.18   $  15.44   $  18.97   $  14.92
Total Return.......................................       8.8%      (5.1%)    (14.6%)    (18.6%)     27.1%     (22.3%)
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.3%)      0.7%       0.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  2,262   $  1,670   $  1,038   $    650   $     14   $     --
Units Outstanding..................................       271        218        129         69          1         --
Unit Value.........................................  $   8.35   $   7.67   $   8.06   $   9.42   $  11.56   $     --
Total Return.......................................       8.9%      (4.7%)    (14.4%)    (18.5%)     15.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.2%)      1.2%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Unit Value.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $    191   $     59   $     --   $     --   $     --   $     --
Units Outstanding..................................        19          6         --         --         --         --
Unit Value.........................................  $  10.05   $   9.20   $     --   $     --   $     --   $     --
Total Return.......................................       9.2%      (8.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --%       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                      MAINSTAY VP                        MAINSTAY VP
     MID CAP CORE--INITIAL CLASS     MID CAP GROWTH--INITIAL CLASS     SMALL CAP GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ---------------------------------
      2003       2002       2001       2003       2002       2001       2003        2002        2001
    ---------------------------------------------------------------------------------------------------
    $  5,435   $  4,625   $  4,832   $  4,834   $  3,688   $  4,730   $  5,447    $  4,477    $  5,104
         598        570        515        622        570        518        680         644         536
    $   9.10   $   8.11   $   9.38   $   7.77   $   6.47   $   9.12   $   8.01    $   6.95    $   9.51
        12.1%     (13.5%)     (6.2%)     20.1%     (29.1%)     (8.8%)     15.2%      (26.9%)      (4.9%)
        (0.3%)     (0.4%)     (0.4%)     (0.3%)     (0.7%)     (0.7%)     (0.3%)      (0.7%)      (0.7%)

    $    946   $    653   $    160   $  1,988   $  1,074   $    344   $  2,485    $  1,442    $    385
         103         80         17        246        160         36        302         202          40
    $   9.19   $   8.19   $   9.45   $   8.07   $   6.72   $   9.46   $   8.22    $   7.12    $   9.73
        12.2%     (13.4%)     (5.5%)     20.2%     (28.9%)     (5.4%)     15.3%      (26.8%)      (2.7%)
        (0.2%)     (0.1%)      0.5%      (0.2%)     (0.5%)     (0.5%)     (0.2%)      (0.5%)      (0.5%)

    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
          --         --         --         --         --         --         --          --          --

    $    186   $     73   $     --   $    495   $    256   $     --   $    503    $    209    $     --
          19          9         --         55         34         --         53          26          --
    $   9.66   $   8.58   $     --   $   9.03   $   7.50   $     --   $   9.45    $   8.17    $     --
        12.5%     (14.2%)       --       20.5%     (25.0%)       --       15.6%      (18.3%)        --
          --%       1.1%        --         --%        --         --         --%         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MAINSTAY VP
                                                                         TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------------------
                                                         2003        2002       2001       2000       1999       1998
                                                       ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 39,410    $ 36,510   $ 43,693   $ 46,997   $ 48,176   $ 35,685
Units Outstanding..................................       2,205       2,215      2,197      2,095      2,040      1,756
Unit Value.........................................    $  17.88    $  16.48   $  19.89   $  22.43   $  23.62   $  20.32
Total Return.......................................         8.5%      (17.0%)    (11.3%)     (5.0%)     16.2%      26.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       1.8%       1.9%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  9,645    $  8,019   $  6,514   $  2,178   $    102   $     --
Units Outstanding..................................       1,106         998        673        200          9         --
Unit Value.........................................    $   8.72    $   8.03   $   9.68   $  10.89   $  11.44   $     --
Total Return.......................................         8.6%      (16.9%)    (11.1%)     (4.8%)     14.4%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)       2.4%       3.5%

GROUP 3 POLICIES
Net Assets.........................................    $      2    $      1   $     --   $     --   $     --   $     --
Units Outstanding..................................          --          --         --         --         --         --
Unit Value.........................................    $   9.30    $   8.55   $     --   $     --   $     --   $     --
Total Return.......................................         8.8%      (14.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        1.0%        --

GROUP 4 POLICIES
Net Assets.........................................    $    605    $    362   $     --   $     --   $     --   $     --
Units Outstanding..................................          61          40         --         --         --         --
Unit Value.........................................    $   9.86    $   9.06   $     --   $     --   $     --   $     --
Total Return.......................................         8.8%       (9.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                          MAINSTAY VP
                              MAINSTAY VP                                               AMERICAN CENTURY
                         VALUE--INITIAL CLASS                                    INCOME & GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000       1999
    ----------------------------------------------------------------------------------------------------------------------
    $ 34,390   $ 31,545   $ 37,813   $ 33,582   $ 28,171   $ 21,694   $    858   $    711   $    652   $    377   $     --
       2,045      2,017      1,895      1,678      1,578      1,313        113        104         76         40         --
    $  16.82   $  15.64   $  19.95   $  20.01   $  17.85   $  16.52   $   7.59   $   6.82   $   8.54   $   9.40   $     --
         7.5%     (21.6%)     (0.3%)     12.1%       8.1%      (4.8%)     11.2%     (20.1%)     (9.1%)     (6.0%)       --
        (0.3%)      0.7%       0.8%                                       (0.3%)      0.5%       0.3%

    $ 10,954   $  8,835   $  5,849   $    870   $     89   $     --   $  2,509   $  2,008   $  1,716   $    761   $     36
       1,092        948        493         73          8         --        318        284        194         78          3
    $  10.03   $   9.32   $  11.86   $  11.87   $  10.57   $     --   $   7.88   $   7.08   $   8.84   $   9.71   $  10.93
         7.7%     (21.4%)     (0.1%)     12.3%       5.7%        --       11.3%     (19.9%)     (9.0%)    (11.2%)      9.3%
        (0.2%)      1.3%       2.2%                                       (0.2%)      0.8%       0.7%

    $    603   $    274   $    296   $     --   $     --   $     --   $    301   $      9   $     --   $     --   $     --
          70         35         29         --         --         --         33          1         --         --         --
    $   8.57   $   7.94   $  10.05   $     --   $     --   $     --   $   9.12   $   8.18   $     --   $     --   $     --
         7.9%     (21.0%)      0.5%        --         --         --       11.6%     (18.2%)       --         --         --
          --%       1.4%       8.1%                                         --%       1.2%        --

    $  1,219   $    708   $     --   $     --   $     --   $     --   $    173   $     68   $     --   $     --   $     --
         140         87         --         --         --         --         18          8         --         --         --
    $   8.74   $   8.10   $     --   $     --   $     --   $     --   $   9.66   $   8.66   $     --   $     --   $     --
         7.9%     (19.0%)       --         --         --         --       11.6%     (13.4%)       --         --         --
          --%       4.4%        --                                          --%       3.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $    911   $    725   $    691   $     72   $     --
Units Outstanding..................................         111         96         70          7         --
Unit Value.........................................    $   8.24   $   7.52   $   9.82   $  10.36   $     --
Total Return.......................................         9.5%     (23.4%)     (5.2%)      3.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       --        0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  2,928   $  2,364   $  2,001   $    560   $     21
Units Outstanding..................................         334        296        192         51          2
Unit Value.........................................    $   8.76   $   8.00   $  10.42   $  10.96   $  10.34
Total Return.......................................         9.6%     (23.2%)     (4.9%)      6.0%       3.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)      0.2%       0.6%

GROUP 3 POLICIES
Net Assets.........................................    $     15   $     10   $     --   $     --   $     --
Units Outstanding..................................           2          1         --         --         --
Unit Value.........................................    $   9.07   $   8.26   $     --   $     --   $     --
Total Return.......................................         9.9%     (17.4%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       0.7%        --

GROUP 4 POLICIES
Net Assets.........................................    $    168   $     74   $     --   $     --   $     --
Units Outstanding..................................          18          9         --         --         --
Unit Value.........................................    $   9.13   $   8.31   $     --   $     --   $     --
Total Return.......................................         9.9%     (16.9%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                        MAINSTAY VP                             LEVERAGED                ALGER AMERICAN
                   EAGLE ASSET MANAGEMENT                       ALL CAP--            SMALL CAPITALIZATION--
                GROWTH EQUITY--INITIAL CLASS                 CLASS O SHARES              CLASS O SHARES
    ----------------------------------------------------   -------------------   ------------------------------
      2003       2002       2001       2000       1999       2003       2002       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  2,567   $  2,214   $  2,750   $  1,967   $     --   $     --   $     --   $ 10,888   $  8,883   $ 10,628
         417        405        359        213         --         --         --      1,463      1,373      1,203
    $   6.16   $   5.47   $   7.67   $   9.25   $     --   $     --   $     --   $   7.44   $   6.47   $   8.83
        12.7%     (28.7%)    (17.1%)     (7.5%)       --         --         --       15.0%     (26.7%)    (30.0%)
        (0.3%)     (0.6%)     (0.7%)                             --         --       (0.3%)     (0.7%)     (0.7%)

    $  9,888   $  7,827   $  7,326   $  3,130   $    136   $     --   $     --   $  7,695   $  6,027   $  5,640
       1,187      1,060        709        251         10         --         --      1,372      1,237        850
    $   8.33   $   7.39   $  10.34   $  12.45   $  13.90   $     --   $     --   $   5.61   $   4.87   $   6.64
        12.8%     (28.6%)    (16.9%)    (10.4%)     39.0%        --         --       15.1%     (26.6%)    (29.8%)
        (0.2%)     (0.4%)     (0.5%)                             --         --       (0.2%)     (0.5%)     (0.5%)

    $     92   $     96   $     21   $     --   $     --   $      7   $      6   $    476   $     51   $     28
          11         13          2         --         --          1          1         54          7          3
    $   8.21   $   7.26   $  10.11   $     --   $     --   $  10.66   $   8.85   $   8.77   $   7.60   $  10.31
        13.1%     (28.2%)      1.1%        --         --       20.5%     (11.5%)     15.4%     (26.2%)      3.1%
          --%       0.1%        --                               --%        --         --%        --         --

    $    389   $    159   $     --   $     --   $     --   $     --   $     --   $    139   $     66   $     --
          42         19         --         --         --         --         --         15          8         --
    $   9.30   $   8.23   $     --   $     --   $     --   $     --   $     --   $   9.54   $   8.27   $     --
        13.1%     (17.7%)       --         --         --         --         --       15.4%     (17.3%)       --
          --%       0.2%        --                               --         --         --%        --         --


             ALGER AMERICAN
         SMALL CAPITALIZATION--
             CLASS O SHARES
     ------------------------------
       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------   ------------------
------------
     $ 12,193   $ 16,661   $  4,993
          966        954        407
     $  12.62   $  17.46   $  12.26
        (27.7%)     42.4%      14.7%
     $  3,724   $     62   $     --
          394          5         --
     $   9.46   $  13.06   $     --
        (27.6%)     30.6%        --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                     INTERNATIONAL--CLASS II     VALUE--CLASS II
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

GROUP 2 POLICIES(b)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

GROUP 3 POLICIES
Net Assets.........................................   $      1     $     --    $    132   $     --
Units Outstanding..................................         --           --          12         --
Unit Value.........................................   $  10.11     $   9.63    $  10.76   $   9.84
Total Return.......................................        5.0%        (3.7%)       9.3%      (1.6%)
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.6%          --          --%        --

GROUP 4 POLICIES
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                DREYFUS IP                 DREYFUS VIF
                                CALVERT                                    TECHNOLOGY GROWTH--         DEVELOPING LEADERS--
                            SOCIAL BALANCED                                   INITIAL SHARES              INITIAL SHARES
    ---------------------------------------------------------------   ------------------------------   --------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001             2003
    -----------------------------------------------------------------------------------------------------------------------
    $  1,313   $  1,178   $  1,275   $  1,248   $    983   $    450   $    520   $    320   $    279         $     --
         102         99         94         85         64         33         71         54         29               --
    $  12.87   $  11.85   $  13.58   $  14.70   $  15.28   $  13.71   $   7.32   $   5.88   $   9.77         $     --
         8.6%     (12.7%)     (7.6%)     (3.8%)     11.5%      15.4%      24.4%     (39.8%)     (2.3%)             --
        (0.3%)      2.2%       3.2%                                       (0.3%)     (0.7%)     (0.7%)             --

    $  1,509   $  1,379   $    914   $    400   $      8   $     --   $  1,093   $    550   $    191         $     --
         166        165         95         39          1         --        144         91         19               --
    $   9.10   $   8.36   $   9.57   $  10.33   $  10.72   $     --   $   7.57   $   6.08   $  10.08         $     --
         8.7%     (12.6%)     (7.4%)     (3.6%)      7.2%        --       24.6%     (39.7%)      0.8%              --
        (0.2%)      2.9%       5.3%                                       (0.2%)     (0.5%)     (0.5%)             --

    $     --   $     --   $     --   $     --   $     --   $     --   $     37   $     24   $      5         $    110
          --         --         --         --         --         --          4          3         --               10
    $     --   $     --   $     --   $     --   $     --   $     --   $   9.52   $   7.63   $  12.59         $  10.76
          --         --         --         --         --         --       24.9%     (39.4%)     25.9%             7.6%
          --         --         --                                          --%        --         --               --%

    $    123   $     59   $     --   $     --   $     --   $     --   $    227   $     68   $     --         $     --
          12          6         --         --         --         --         24          9         --               --
    $  10.15   $   9.31   $     --   $     --   $     --   $     --   $   9.58   $   7.68   $     --         $     --
         9.0%      (6.9%)       --         --         --         --       24.9%     (23.2%)       --               --
          --%      16.8%        --                                          --%        --         --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          FIDELITY(R) VIP
                                                                   CONTRAFUND(R)--INITIAL CLASS
                                                     ---------------------------------------------------------
                                                      2003      2002      2001      2000      1999      1998
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $48,858   $43,637   $44,376   $43,916   $37,009   $17,687
Units Outstanding..................................    3,014     2,940     2,691     2,321     1,814     1,069
Unit Value.........................................  $ 16.21   $ 14.84   $ 16.49   $ 18.92   $ 20.41   $ 16.54
Total Return.......................................      9.2%    (10.0%)   (12.8%)    (7.3%)    23.4%     29.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.1%      0.1%      0.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $23,883   $19,700   $15,235   $ 7,568   $   471   $    --
Units Outstanding..................................    2,521     2,273     1,586       688        40        --
Unit Value.........................................  $  9.47   $  8.67   $  9.61   $ 11.00   $ 11.84   $    --
Total Return.......................................      9.3%     (9.8%)   (12.6%)    (7.1%)    18.4%       --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.2%      0.2%       --

GROUP 3 POLICIES
Net Assets.........................................  $   188   $   177   $   168   $    --   $    --   $    --
Units Outstanding..................................       19        20        17        --        --        --
Unit Value.........................................  $  9.79   $  8.94   $  9.86   $    --   $    --   $    --
Total Return.......................................      9.6%     (9.3%)    (1.4%)      --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      0.8%       --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,320   $   523   $    --   $    --   $    --   $    --
Units Outstanding..................................      135        59        --        --        --        --
Unit Value.........................................  $  9.78   $  8.93   $    --   $    --   $    --   $    --
Total Return.......................................      9.6%    (10.7%)      --        --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.4%       --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                          FIDELITY(R) VIP                              FIDELITY(R) VIP               FIDELITY(R) VIP
                   EQUITY-INCOME--INITIAL CLASS                     GROWTH--INITIAL CLASS       INDEX 500--INITIAL CLASS
     ---------------------------------------------------------   ---------------------------   ---------------------------
      2003      2002      2001      2000      1999      1998      2003      2002      2001      2003      2002      2001
     ---------------------------------------------------------------------------------------------------------------------
     $18,171   $16,081   $17,855   $15,911   $12,869   $ 8,306   $    --   $    --   $    --   $    --   $    --   $    --
       1,272     1,241     1,137       956       833       567        --        --        --        --        --        --
     $ 14.29   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $ 14.64   $    --   $    --   $    --   $    --   $    --   $    --
        10.3%    (17.7%)    (5.6%)     7.6%      5.6%     10.8%       --        --        --        --        --        --
         1.6%      1.0%      0.8%                                     --        --        --        --        --        --

     $ 9,761   $ 7,626   $ 5,786   $ 2,272   $   226   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         991       855       536       199        21        --        --        --        --        --        --        --
     $  9.85   $  8.92   $ 10.79   $ 11.41   $ 10.58   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        10.4%    (17.3%)    (5.4%)     7.8%      5.8%       --        --        --        --        --        --        --
         1.6%      0.9%      0.6%                                     --        --        --        --        --        --

     $   522   $    47   $     1   $    --   $    --   $    --   $   173   $   101   $   150   $   145   $    87   $   102
          55         6        --        --        --        --        22        15        15        17        11        10
     $  9.49   $  8.57   $ 10.32   $    --   $    --   $    --   $  7.73   $  6.82   $  9.75   $  8.47   $  7.59   $  9.76
        10.7%    (17.1%)     3.2%       --        --        --      13.4%    (30.1%)    (2.5%)    11.7%    (22.2%)    (2.4%)
         0.4%      0.5%       --                                     0.3%      0.3%       --       1.9%      1.3%       --

     $   686   $   334   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
          73        39        --        --        --        --        --        --        --        --        --        --
     $  9.42   $  8.51   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        10.7%    (14.9%)      --        --        --        --        --        --        --        --        --        --
         1.5%       --        --                                      --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       FIDELITY(R) VIP            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                      INVESTMENT GRADE               MID CAP--                  OVERSEAS--
                                                     BOND--INITIAL CLASS           INITIAL CLASS               INITIAL CLASS
                                                     -------------------   ------------------------------   -------------------
                                                       2003       2002       2003       2002       2001       2003       2002
                                                     --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    28    $    51    $   433    $   393    $   344    $   163    $     1
Units Outstanding..................................        3          5         43         42         33         19         --
Unit Value.........................................  $ 10.65    $ 10.17    $ 10.13    $  9.30    $ 10.31    $  8.69    $  7.88
Total Return.......................................       --        1.7%       8.9%      (9.8%)      3.1%      10.4%     (21.2%)
Ratio of Net Investment Income to Average Net
  Assets...........................................      4.7%        --        0.5%       0.8%        --        0.1%        --

GROUP 4 POLICIES
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         Janus Aspen Series
          MID CAP GROWTH--                       JANUS ASPEN SERIES BALANCED--
        INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
     ---------------------------   ---------------------------------------------------------
      2003      2002      2001      2003      2002      2001      2000      1999      1998
     ---------------------------------------------------------------------------------------
     $    --   $    --   $    --   $40,519   $36,821   $35,709   $31,845   $22,549   $ 6,397
          --        --        --     2,170     2,089     1,882     1,589     1,092       390
     $    --   $    --   $    --   $ 18.67   $ 17.63   $ 18.98   $ 20.04   $ 20.66   $ 16.41
          --        --        --       5.9%     (7.1%)    (5.3%)    (3.0%)    25.9%     33.3%
          --        --        --       0.9%      1.8%      2.0%

     $    --   $    --   $    --   $41,984   $36,285   $26,919   $12,464   $   887   $    --
          --        --        --     3,986     3,653     2,523     1,108        77        --
     $    --   $    --   $    --   $ 10.53   $  9.93   $ 10.67   $ 11.25   $ 11.57   $    --
          --        --        --       6.0%     (6.9%)    (5.2%)    (2.8%)    15.7%       --
          --        --        --       1.1%      2.2%      2.6%

     $     3   $     2   $     1   $   169   $   110   $    86   $    --   $    --   $    --
          --        --        --        17        12         9        --        --        --
     $  8.95   $  7.70   $ 10.69   $  9.99   $  9.40   $ 10.04   $    --   $    --   $    --
        16.2%    (27.9%)     6.9%      6.3%     (6.3%)     0.4%       --        --        --
          --        --        --       1.5%      2.4%      4.2%

     $    --   $    --   $    --   $ 2,088   $ 1,084   $    --   $    --   $    --   $    --
          --        --        --       207       114        --        --        --        --
     $    --   $    --   $    --   $ 10.06   $  9.47   $    --   $    --   $    --   $    --
          --        --        --       6.3%     (5.3%)      --        --        --        --
          --        --        --       1.6%      4.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        JANUS ASPEN SERIES
                                                                        WORLDWIDE GROWTH--
                                                                       INSTITUTIONAL SHARES
                                                     ---------------------------------------------------------
                                                      2003      2002      2001      2000      1999      1998
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $44,891   $41,366   $52,870   $60,953   $52,432   $20,792
Units Outstanding..................................    3,394     3,323     3,142     2,790     2,010     1,302
Unit Value.........................................  $ 13.23   $ 12.45   $ 16.82   $ 21.84   $ 26.09   $ 15.97
Total Return.......................................      6.3%    (25.9%)   (23.0%)   (16.3%)    63.4%     28.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      0.2%     (0.2%)

GROUP 2 POLICIES(b)
Net Assets.........................................  $32,828   $27,454   $25,080   $14,062   $   629   $    --
Units Outstanding..................................    4,558     4,055     2,746     1,188        45        --
Unit Value.........................................  $  7.20   $  6.77   $  9.13   $ 11.84   $ 14.11   $    --
Total Return.......................................      6.4%    (25.7%)   (22.9%)   (16.1%)    41.1%       --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      0.5%      0.1%

GROUP 3 POLICIES
Net Assets.........................................  $   113   $   136   $   104   $    --   $    --   $    --
Units Outstanding..................................       14        18        10        --        --        --
Unit Value.........................................  $  8.14   $  7.63   $ 10.24   $    --   $    --   $    --
Total Return.......................................      6.6%    (25.4%)     2.4%       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................  $   832   $   418   $    --   $    --   $    --   $    --
Units Outstanding..................................       95        51        --        --        --        --
Unit Value.........................................  $  8.73   $  8.19   $    --   $    --   $    --   $    --
Total Return.......................................      6.6%    (18.1%)      --        --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.1%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                     MFS(R)
                                    UTILITIES
         MFS(R) INVESTORS           SERIES--         NEUBERGER BERMAN AMT                        T. ROWE PRICE
    TRUST SERIES--INITIAL CLASS   INITIAL CLASS         MID-CAP GROWTH                      EQUITY INCOME PORTFOLIO
    ---------------------------   -------------   ---------------------------   -----------------------------------------------
     2003      2002      2001         2003         2003      2002      2001      2003      2002      2001      2000      1999
    -----------------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 4,505   $ 3,525   $ 2,013   $    51   $    --
         --        --        --           --           --        --        --       431       368       182         5        --
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 10.41   $  9.57   $ 11.09   $ 11.01   $    --
         --        --        --           --           --        --        --       8.8%    (13.7%)     0.7%     10.1%       --
         --        --        --           --           --        --        --       0.5%      1.1%      1.1%

    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 9,193   $ 6,921   $ 3,893   $   713   $    85
         --        --        --           --           --        --        --       871       717       349        64         9
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 10.51   $  9.65   $ 11.16   $ 11.06   $  9.83
         --        --        --           --           --        --        --       9.0%    (13.5%)     0.9%     12.5%     (1.7%)
         --        --        --           --           --        --        --       0.6%      1.3%      1.2%

    $    49   $    46   $    61      $     3      $    10   $    10   $     4   $   734   $   276   $   207   $    --   $    --
          6         6         6           --            1         1        --        77        32        21        --        --
    $  8.58   $  7.88   $  9.97      $ 11.47      $  9.13   $  8.14   $ 11.52   $  9.45   $  8.65   $  9.96   $    --   $    --
        8.9%    (21.0%)    (0.3%)       14.7%        12.2%    (29.3%)    15.2%      9.2%    (13.3%)    (0.4%)      --        --
        0.7%      0.5%       --          2.8%          --        --        --       0.9%      1.8%      3.3%

    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $   787   $   298   $    --   $    --   $    --
         --        --        --           --           --        --        --        82        34        --        --        --
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $  9.50   $  8.70   $    --   $    --   $    --
         --        --        --           --           --        --        --       9.2%    (13.0%)      --        --        --
         --        --        --           --           --        --        --       0.9%      2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                   T. ROWE PRICE                 VAN KAMPEN UIF
                                                                   LIMITED-TERM                 EMERGING MARKETS
                                                                  BOND PORTFOLIO                  DEBT--CLASS I
                                                              -----------------------         ---------------------
                                                               2003            2002                   2003
                                                              -----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

GROUP 2 POLICIES(b)
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

GROUP 3 POLICIES
Net Assets..................................................  $   169         $    86                $    17
Units Outstanding...........................................       16               8                      2
Unit Value..................................................  $ 10.48         $ 10.09                $ 10.06
Total Return................................................       --             0.9%                   0.6%
Ratio of Net Investment Income to Average Net Assets........      1.8%            4.3%                    --

GROUP 4 POLICIES
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                       VAN KAMPEN
                              VAN KAMPEN                                UIF U.S.
                                  UIF                                 REAL ESTATE--
                   EMERGING MARKETS EQUITY--CLASS I                      CLASS I
    ---------------------------------------------------------------   -------------
      2003       2002       2001       2000       1999       1998         2003
    -------------------------------------------------------------------------------
    $  6,877   $  5,859   $  6,070   $  5,669   $  6,651   $  2,232     $     --
         834        792        742        644        456        297           --
    $   8.24   $   7.40   $   8.18   $   8.81   $  14.59   $   7.51     $     --
        11.4%      (9.5%)     (7.2%)    (39.6%)     94.3%     (24.7%)         --
         0.3%      (0.7%)     (0.7%)                                          --

    $  4,274   $  3,494   $  2,877   $  1,451   $     58   $     --     $     --
         506        461        344        161          4         --           --
    $   8.45   $   7.58   $   8.36   $   8.99   $  14.86   $     --     $     --
        11.5%      (9.4%)     (7.0%)    (39.5%)     48.6%        --           --
        (0.2%)     (0.5%)     (0.5%)                                          --

    $      2   $      1   $     --   $     --   $     --   $     --     $     --
          --         --         --         --         --         --           --
    $   9.02   $   8.07   $     --   $     --   $     --   $     --     $   9.95
        11.8%     (19.3%)       --         --         --         --         (0.5%)
          --         --         --                                            --

    $    129   $     74   $     --   $     --   $     --   $     --     $     --
          14          9         --         --         --         --           --
    $   9.27   $   8.30   $     --   $     --   $     --   $     --     $     --
        11.8%     (17.0%)       --         --         --         --           --
          --         --         --                                            --

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

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